UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04364

Exact name of registrant as specified in charter:	Voyageur Intermediate Tax Free Funds

Address of principal executive offices:	610 Market Street
Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq.
610 Market Street
Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2020

Item 1. Reports to Stockholders

Annual report

Fixed income mutual funds

Delaware Tax-Free Minnesota Fund

Delaware Tax-Free Minnesota Intermediate Fund

Delaware Minnesota High-Yield Municipal Bond Fund

August 31, 2020

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by signing up at delawarefunds.com/edelivery. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund at delawarefunds.com/literature.

Manage your account online

•	Check your account balance and transactions

•	View statements and tax forms

•	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Funds are distributed by Delaware Distributors, L.P.

(DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

The Funds are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of August 31, 2020, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2020 Macquarie Management Holdings, Inc.

Portfolio management review
Delaware Funds® by Macquarie Minnesota municipal bond funds	September 8, 2020 (Unaudited)

Performance preview (for the year ended August 31, 2020)
Delaware Tax-Free Minnesota Fund (Institutional Class shares)	1-year return	+1.55%
Delaware Tax-Free Minnesota Fund (Class A shares)	1-year return	+1.30%
Bloomberg Barclays Municipal Bond Index (benchmark)	1-year return	+3.24%
Lipper Minnesota Municipal Debt Funds Average	1-year return	+2.00%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Tax-Free Minnesota Fund, please see the table on page 6.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. Both Institutional Class shares and Class A shares reflect the reinvestment of all distributions.

The Lipper Minnesota Municipal Debt Funds Average compares funds that invest primarily in municipal debt issues that are exempt from taxation in Minnesota.

Please see page 10 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Tax-Free Minnesota Intermediate Fund (Institutional Class shares)	1-year return	+1.23%
Delaware Tax-Free Minnesota Intermediate Fund (Class A shares)	1-year return	+1.08%
Bloomberg Barclays 3–15 Year Blend Municipal Bond Index (benchmark)	1-year return	+3.39%
Lipper Other States Intermediate Municipal Debt Funds Average	1-year return	+2.35%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Tax-Free Minnesota Intermediate Fund, please see the table on page 11.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. Both Institutional Class shares and Class A shares reflect the reinvestment of all distributions.

The Lipper Other States Intermediate Municipal Debt Funds Average compares funds that invest in municipal debt issues with dollar-weighted average maturities of 5 to 10 years and are exempt from taxation on a specified city or state basis.

Please see page 15 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Minnesota High-Yield Municipal Bond Fund (Institutional Class shares)	1-year return	+1.15%
Delaware Minnesota High-Yield Municipal Bond Fund (Class A shares)	1-year return	+0.81%
Bloomberg Barclays Municipal Bond Index (benchmark)	1-year return	+3.24%
Lipper Minnesota Municipal Debt Funds Average	1-year return	+2.00%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Minnesota High-Yield Municipal Bond Fund, please see the table on page 16.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. Both Institutional Class shares and Class A shares reflect the reinvestment of all distributions.

The Lipper Minnesota Municipal Debt Funds Average compares funds that invest primarily in municipal debt issues that are exempt from taxation in Minnesota.

Portfolio management review

Delaware Funds® by Macquarie Minnesota municipal bond funds

Please see page 20 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Investment objectives

Delaware Tax-Free Minnesota Fund seeks as high a level of current income exempt from federal income tax and from Minnesota state personal income taxes as is consistent with preservation of capital.

Delaware Tax-Free Minnesota Intermediate Fund seeks to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and Minnesota state personal income taxes, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

Delaware Minnesota High-Yield Municipal Bond Fund seeks a high level of current income that is exempt from federal income tax and from Minnesota state personal income taxes, primarily through investment in medium- and lower-grade municipal obligations.

Economic backdrop

For most of the first half of the fiscal year ended August 31, 2020, the US economy continued along its steady growth path with historically low unemployment. In both the third and fourth calendar quarters of 2019, the nation’s gross domestic product (GDP) – a measure of national economic output – rose by an annualized 2.1%. Meanwhile, the US jobless rate remained at or near a half-century low throughout 2019 and into 2020, reaching a low of 3.9% in September 2019.

Starting in February 2020, however, global economic conditions began to dramatically worsen as the full social and financial impact of the coronavirus pandemic became evident. Quarantine orders mounted across the country and around the world, economic activity ground to a halt, and job losses grew by the millions. US GDP shrank by an annualized 5.0% in the first quarter of 2020 and then by an annualized 31.7% in the second quarter, the worst quarterly economic contraction in US history.

Both the US Federal Reserve and the federal government took aggressive action to attempt to ease this economic damage. In early March, the Fed cut the federal funds rate, its benchmark short-term interest rate, by 0.50 percentage points. Two weeks later, it cut the federal funds rate by another full percentage point, bringing it to essentially zero, where it stood throughout the remainder of the fiscal year. Further, in late March, the federal government passed the Coronavirus Aid, Relief, and Economic Security (CARES) Act, a $2 trillion economic stimulus bill focused on providing support to individuals and businesses hurt by the economic fallout.

After the United States lost 20.5 million jobs in April 2020, the US unemployment rate soared to 14.7%, the highest level seen since the Great Depression. As economies around the country gradually reopened, however, the national economic picture slowly improved. By August, the US jobless rate fell to 8.4% – still historically high, though a significant improvement from earlier in the year – as some workers returned to their positions after temporary layoffs.

Sources: US Bureau of Economic Analysis, US Bureau of Labor Statistics, and Bloomberg.

Municipal bond market conditions

Overall, the municipal bond market, as measured by the Bloomberg Barclays Municipal Bond Index, returned 3.24% for the fiscal year ended August 31, 2020.

When describing market conditions, we can divide the fiscal year into three distinct periods. The first covers September 2019 through March 9, 2020, during which municipal bonds enjoyed solid performance amid favorable demand for tax-exempt securities, coupled with relatively limited supply. In this environment, longer-duration, lower-rated securities generally outperformed their shorter-maturity, more highly rated counterparts, as many investors accepted greater interest rate risk and credit risk in exchange for higher yields. During this period, the municipal bond market, as measured by the Bloomberg Barclays Municipal Bond Index, gained 3.04%.

Starting on March 10, however, conditions for investors in municipal bonds abruptly shifted. With mounting concern about the coronavirus, market volatility soared, liquidity dried up, and more highly leveraged institutional investors were forced to unload their municipal debt. Investors, eager for safety, bid up prices of more highly rated, shorter-term bonds, while lower-quality, longer-term issues lagged, reflecting their increased credit and duration risk. Between March 10 and April 30, the Bloomberg Barclays Municipal Bond Index declined 4.84%, with most of that loss coming during two especially difficult weeks in March. Lower-investment-grade and below-investment-grade bonds performed notably poorly during this roughly seven-week stretch, declining 11.85% and 14.00%, respectively.

Finally, between May and the end of the fiscal year on August 31, municipal securities rallied strongly, with the Bloomberg Barclays Municipal Bond Index gaining 5.29%. Better-than-expected national economic data and heightened demand for tax-exempt bonds, especially lower-rated issues that had fallen disproportionately during the market’s earlier downturn, boosted the asset class.

Looking at the full fiscal year, the following tables indicate that bonds with intermediate maturities generally outperformed their shorter- and longer-dated counterparts, while more highly rated issues fared better than lower-rated bonds.

Returns by maturity
1 year	1.95%
3 years	2.88%
5 years	3.51%
10 years	3.53%
22+ years	3.05%

Returns by credit rating
AAA	4.03%
AA	3.58%
A	2.75%
BBB	1.33%

Source: Bloomberg.

A consistent management approach

For all three Funds highlighted in this report, we maintained the same management strategy we employ in all market conditions. We follow a bottom-up (bond by bond) investment approach, which means we select bonds on an issuer-by-issuer basis, based on our team’s thorough credit research. We regularly seek bonds that offer the Funds’ shareholders what we view as an attractive trade-off between reward potential and risk.

Following this approach, we generally maintain less exposure to highly rated, lower yielding bonds and more exposure to bonds with lower-investment-grade or below-investment-grade credit ratings. We believe that by focusing on higher yielding securities that have solid underlying credit quality, we have more opportunity to add value for the Funds’ shareholders. That said, it can sometimes be difficult to add as many lower-rated, higher yielding bonds to these Funds’ portfolios as we would ordinarily prefer, as highly rated, lower-coupon general obligation district bonds tend to be prevalent in the Minnesota municipal bond market. In such an environment, we look to

Portfolio management review

Delaware Funds® by Macquarie Minnesota municipal bond funds

achieve an appropriate balance of risk and reward in the Funds, while remaining ready to invest in suitable lower-rated issues when they present themselves.

As of fiscal year end on August 31, 2020, roughly 30.0% of the net assets of Delaware Tax-Free Minnesota Fund were invested in bonds with lower-investment-grade credit ratings (A and BBB), and approximately 35.5% of the net assets of Delaware Tax-Free Minnesota Intermediate Fund were invested in these same credit tiers. Both Funds also maintained allocations to high yield municipal bonds, those with credit ratings below BBB. As indicated in the prospectus, both Funds may hold up to 20% of their net assets in high yield debt, although these allocations remained below that threshold throughout the fiscal year. When investing in the high yield market segment, we thoroughly analyze the securities’ credit risk and emphasize those bonds that we believe offer a favorable risk-reward balance.

Consistent with its mandate, Delaware Minnesota High-Yield Municipal Bond Fund maintained the largest exposure to high yield bonds of the three Funds. As of August 31, 2020, more than 33.8% of the Fund’s portfolio were held in bonds with credit ratings below BBB-, including nonrated bonds.

Tactical investment opportunities

For the first part of the fiscal year – roughly the period between September 2019 and the pandemic-fueled market selloff in March 2020 – we tended to limit our selling activity in the Funds’ portfolios. This approach reflected our assessment that the Funds were well positioned with many older bonds that had been issued in times of higher interest rates. This meant they offered a level of income that would be difficult to replace through the purchase of newer bonds.

Market conditions shifted dramatically, however, with the arrival of the coronavirus. In March,

demand for municipal bonds suddenly weakened, and an environment of mutual fund inflows across the market turned into one of rapid outflows. We quickly determined this outflow trend was likely to worsen. As a result, we decided to raise cash in these Funds by selling bonds in an orderly way. Our goal was to preserve each Fund’s positioning as best we could, to be able to satisfy shareholder redemptions while avoiding having to sell securities at temporarily depressed prices. We believe these proactive sales worked to shareholders’ benefit, as the Funds had enough cash on hand to meet the redemption requests we received.

Beginning in April, municipal market conditions began to improve, reflecting aggressive economic stimulus and investors’ optimism about state economies around the country beginning to reopen. In this environment, we saw opportunities to purchase bonds priced significantly lower than what we believed was justified given these securities’ underlying credit quality. We embraced this strategy across all the Delaware Funds® by Macquarie funds we manage, even as supply constraints in the Minnesota municipal bond market sometimes made it difficult to execute it as frequently as we would have preferred.

We also employed a tax-loss swapping strategy to varying degrees in all three Funds. This approach entailed selling existing holdings at a loss (which can be applied against future capital gains) and using the sale proceeds to buy bonds with similar risk characteristics but higher yields.

Notable performance factors

For the fiscal year, longer-duration bonds – those with more sensitivity to interest rates – outperformed bonds with shorter durations. At the same time, bonds with higher credit ratings outperformed lower-quality bonds, which suffered disproportionately during the market’s March downturn. Many of the Funds’ strongest and weakest performers over the 12-month period reflected these performance trends.

Bonds for Stride Academy, a St. Cloud charter school, were the strongest-performing individual securities in both Delaware Tax-Free Minnesota Fund and Delaware Tax-Free Minnesota High-Yield Municipal Bond Fund. As the issuer’s credit fundamentals continued to gradually improve, these nonrated bonds experienced improved price performance, returning about 7% for the Funds’ fiscal year.

Puerto Rico sales-tax bonds, known as COFINA bonds, were also notably strong performers for Delaware Tax-Free Minnesota Fund, Delaware Minnesota High-Yield Municipal Bond Fund, and Delaware Tax-Free Minnesota Intermediate Fund, with gains that hovered around 7%. COFINA bonds benefited from strong investor demand due to the securities’ fully tax-exempt status (bonds of US territories are generally tax-exempt for residents in all 50 states), as well as Puerto Rico’s better-than-expected fiscal position.

Another individual contributor to Delaware Tax-Free Minnesota Intermediate Fund was an investment in public power bonds for District Energy of St. Paul. These bonds, with an A- credit rating and a 4% coupon, returned 5% for the Fund for the fiscal year.

Among the market’s weakest performers for the 12-month period were bonds of healthcare issuers, especially those of senior living operators, which struggled amid concern about how the coronavirus would affect their finances. The weak performers in this market area included Minnesota Senior Living bonds for Apple Valley, Minn. These bonds fell close to 30% in Delaware Tax-Free Minnesota Fund and Delaware Minnesota

High-Yield Municipal Bond Fund, and declined more than 20% in Delaware Tax-Free Minnesota Intermediate Fund.

Similarly, in Delaware Minnesota High-Yield Municipal Bond Fund, a position in bonds issued for Farmington Health Service, a continuing care retirement community, lagged the market, declining more than 10%. Nonrated hospital bonds for Riverview Healthcare Association lost more than 6% for Delaware Tax-Free Minnesota Intermediate Fund, while continuing care retirement community bonds for the St. Therese Senior Living project in Deephaven, Minn., fell more than 7%, detracting from the performance of Delaware Tax-Free Minnesota Fund.

Minnesota economic backdrop

Minnesota unemployment rates were lower than national levels before and during the coronavirus pandemic. Unemployment fell to 2.9% in March, from 3.1% in February, and then rose to 8.7% in April, 9.9% in May, 8.0% in June, and 7.7% in July. Minnesota has a biennial budget that lasts through June 2021. The state budget reserve is $2.4 billion, and the state received $1.9 billion in CARES Act funding. The July state revenue projection for fiscal year 2020 dropped from a projected $1.5 billion surplus to a $168 million surplus due to revenue declines related to the coronavirus pandemic, but Minnesota is one of only a handful of states that did not see fiscal year 2020 revenue losses. Sales tax revenues are expected to finish 2020 up 1.5%, corporate taxes up 1.9%, and personal income taxes up 0.7%. Minnesota is projecting a revenue decline of 7% for fiscal year 2021. (Sources: bls.gov, bea.gov, ncsl.org, Minnesota Management and Budget.)

Performance summaries
Delaware Tax-Free Minnesota Fund	August 31, 2020 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2020
	1 year	5 year	10 year	Lifetime

Class A (Est. February 27, 1984)
Excluding sales charge	+1.30%	+2.98%	+3.49%	+6.05%
Including sales charge	-3.28%	+2.04%	+3.02%	+5.92%

Class C (Est. May 4, 1994)
Excluding sales charge	+0.54%	+2.21%	+2.71%	+3.93%
Including sales charge	-0.44%	+2.21%	+2.71%	+3.93%

Institutional Class (Est. December 31, 2013)
Excluding sales charge	+1.55%	+3.25%	—	+4.08%
Including sales charge	+1.55%	+3.25%	—	+4.08%

Bloomberg Barclays Municipal Bond Index	+3.24%	+3.99%	+3.98%	+4.48%*

*The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.

1Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 8. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service (12b-1) fee.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual

12b-1 fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual 12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, regional, and other factors of that state than geographically diversified funds.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

IBOR risk is the risk that changes related to the use of the London interbank offered rate (LIBOR) or similar rates (such as EONIA) could have adverse impacts on financial instruments that reference these rates. The potential abandonment of these rates and transition to alternative rates could affect the value and liquidity of instruments that reference them and could affect investment strategy performance.

The disruptions caused by natural disasters, pandemics, or similar events could prevent the Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective and the value of the Fund’s investments.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

Performance summaries

Delaware Tax-Free Minnesota Fund

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) from exceeding 0.60% of the Fund’s average daily net assets from September 1, 2019 to August 31, 2020.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Institutional Class
Total annual operating expenses (without fee waivers)	0.93%	1.68%	0.68%
Net expenses (including fee waivers, if any)	0.85%	1.60%	0.60%
Type of waiver	Contractual	Contractual	Contractual

*The aggregate contractual waiver period covering this report is from December 28, 2018 through December 28, 2020.

Performance of a $10,000 investment1

Class A shares

Average annual total returns from August 31, 2010 through August 31, 2020

For period beginning August 31, 2010 through August 31, 2020	Starting value	Ending value

Bloomberg Barclays Municipal Bond Index	$10,000	$14,768

Delaware Tax-Free Minnesota Fund — Class A shares	$9,550	$13,463

Institutional Class shares

Average annual total returns from December 31, 2013 (inception date) through August 31, 2020

For period beginning December 31, 2013 through August 31, 2020	Starting value	Ending value

Bloomberg Barclays Municipal Bond Index	$10,000	$13,397

Delaware Tax-Free Minnesota Fund — Institutional Class shares	$10,000	$13,059

Performance summaries

Delaware Tax-Free Minnesota Fund

1The “Performance of a $10,000 investment” graph for Class A shares assumes $10,000 invested in Class A shares of the Fund on August 31, 2010, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Barclays Municipal Bond Index as of August 31, 2010.

The “Performance of a $10,000 investment” graph for Institutional Class shares assumes $10,000 invested in Institutional Class shares of the Fund on December 31, 2013, and includes the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Barclays Municipal Bond Index as of December 31, 2013.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 8. Please note additional details on pages 6 through 10.

The Bloomberg Barclays Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DEFFX	928918101
Class C	DMOCX	928918408
Institutional Class	DMNIX	928918705

Performance summaries
Delaware Tax-Free Minnesota Intermediate Fund	August 31, 2020 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2020
	1 year	5 year	10 year	Lifetime

Class A (Est. October 27, 1985)
Excluding sales charge	+1.08%	+2.68%	+2.87%	+4.62%
Including sales charge	-1.72%	+2.10%	+2.58%	+4.54%

Class C (Est. May 4, 1994)
Excluding sales charge	+0.22%	+1.81%	+1.99%	+3.19%
Including sales charge	-0.77%	+1.81%	+1.99%	+3.19%

Institutional Class (Est. December 31, 2013)
Excluding sales charge	+1.23%	+2.83%	—	+3.33%
Including sales charge	+1.23%	+2.83%	—	+3.33%

Bloomberg Barclays 3–15 Year Blend Municipal Bond Index	+3.39%	+3.69%	+3.61%	+3.95%	*

*The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.

1Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 13. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service (12b-1) fee.

Class A shares are sold with a maximum front-end sales charge of 2.75%, and have an annual (12b-1) fee of 0.25% of average daily net assets. This fee was contractually limited to 0.15% of average daily net assets from September 1, 2019 through August 31, 2020.* Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual 12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic

Performance summaries

Delaware Tax-Free Minnesota Intermediate Fund

conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, regional, and other factors of that state than geographically diversified funds.

Substantially all dividend income derived from tax- free funds is exempt from federal income tax. Some income may be subject to state or local and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

IBOR risk is the risk that changes related to the use of the London interbank offered rate (LIBOR) or similar rates (such as EONIA) could have adverse impacts on financial instruments that reference these rates. The potential abandonment of these rates and transition to alternative rates could affect the value and liquidity of instruments that reference them and could affect investment strategy performance.

The disruptions caused by natural disasters, pandemics, or similar events could prevent the Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective and the value of the Fund’s investments.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) from exceeding 0.56% of the Fund’s average daily net assets during the period from September 1, 2019 to August 31, 2020.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Institutional Class

Total annual operating expenses (without fee waivers)	1.04%	1.79%	0.79%

Net expenses (including fee waivers, if any)	0.71%	1.56%	0.56%

Type of waiver	Contractual	Contractual	Contractual

*The aggregate contractual waiver period covering this report is from December 28, 2018 through December 28, 2020.

Performance summaries

Delaware Tax-Free Minnesota Intermediate Fund

Performance of a $10,000 investment1

Class A shares

Average annual total returns from August 31, 2010 through August 31, 2020

For period beginning August 31, 2010 through August 31, 2020	Starting value	Ending value

Bloomberg Barclays 3–15 Year Blend Municipal Bond Index	$10,000	$14,251

Delaware Tax-Free Minnesota Intermediate Fund — Class A shares	$9,725	$12,906

Institutional Class shares

Average annual total returns from December 31, 2013 (inception date) through August 31, 2020

For period beginning December 31, 2013 through August 31, 2020	Starting value	Ending value

Bloomberg Barclays 3–15 Year Blend Municipal Bond Index	$ 10,000	$ 12,948

Delaware Tax-Free Minnesota Intermediate Fund — Institutional Class shares	$ 10,000	$ 12,436

1The “Performance of a $10,000 investment” graph for Class A shares assumes $10,000 invested in Class A shares of the Fund on August 31, 2010, and includes the effect of a 2.75% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Barclays 3–15 Year Blend Municipal Bond Index as of August 31, 2010.

The “Performance of a $10,000 investment” graph for Institutional Class shares assumes $10,000 invested in Institutional Class shares of the Fund on December 31, 2013, and includes the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Barclays 3–15 Year Blend Municipal Bond Index as of December 31, 2013.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 13. Please note additional details on pages 11 through 15.

The Bloomberg Barclays 3–15 Year Blend Municipal Bond Index measures the total return performance of investment grade, US tax-exempt bonds with maturities from 2 to 17 years.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DXCCX	928930106
Class C	DVSCX	928930205
Institutional Class	DMIIX	92910U109

Performance summaries
Delaware Minnesota High-Yield Municipal Bond Fund	August 31, 2020 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2020
	1 year	5 year	10 year	Lifetime

Class A (Est. June 4, 1996)
Excluding sales charge	+0.81%	+3.36%	+3.75%	+4.92%
Including sales charge	-3.75%	+2.41%	+3.27%	+4.72%

Class C (Est. June 7, 1996)
Excluding sales charge	+0.05%	+2.57%	+2.97%	+4.14%
Including sales charge	-0.93%	+2.57%	+2.97%	+4.14%

Institutional Class (Est. December 31, 2013)
Excluding sales charge	+1.15%	+3.62%	—	+4.45%
Including sales charge	+1.15%	+3.62%	—	+4.45%

Bloomberg Barclays Municipal Bond Index	+3.24%	+3.99%	+3.98%	+4.48%*

*The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.

1Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 18. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service (12b-1) fee.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual

12b-1 fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual 12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, regional, and other factors of that state than geographically diversified funds.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

IBOR risk is the risk that changes related to the use of the London interbank offered rate (LIBOR) or similar rates (such as EONIA) could have adverse impacts on financial instruments that reference these rates. The potential abandonment of these rates and transition to alternative rates could affect the value and liquidity of instruments that reference them and could affect investment strategy performance.

The disruptions caused by natural disasters, pandemics, or similar events could prevent the Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective and the value of the Fund’s investments.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

Performance summaries

Delaware Minnesota High-Yield Municipal Bond Fund

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) from exceeding 0.64% of the Fund’s average daily net assets from September 1, 2019 to August 31, 2020.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Institutional Class

Total annual operating expenses (without fee waivers)	0.99%	1.74%	0.74%
Net expenses (including fee waivers, if any)	0.89%	1.64%	0.64%

Type of waiver	Contractual	Contractual	Contractual

*The aggregate contractual waiver period covering this report is from December 28, 2018 through December 28, 2020.

Performance of a $10,000 investment1

Class A shares

Average annual total returns from August 31, 2010 through August 31, 2020

For period beginning August 31, 2010 through August 31, 2020	Starting value	Ending value

Bloomberg Barclays Municipal Bond Index	$10,000	$14,768

Delaware Minnesota High-Yield Municipal Bond Fund — Class A shares	$9,550	$13,800

Institutional Class shares

Average annual total returns from December 31, 2013 (inception date) through August 31, 2020

For period beginning December 31, 2013 through August 31, 2020	Starting value	Ending value

Bloomberg Barclays Municipal Bond Index	$10,000	$13,397

Delaware Minnesota High-Yield Municipal Bond Fund — Institutional Class shares	$ 10,000	$13,371

Performance summaries

Delaware Minnesota High-Yield Municipal Bond Fund

1The “Performance of a $10,000 investment” graph for Class A shares assumes $10,000 invested in Class A shares of the Fund on August 31, 2010, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Barclays Municipal Bond Index as of August 31, 2010.

The “Performance of a $10,000 investment” graph for Institutional Class shares assumes $10,000 invested in Institutional Class shares of the Fund on December 31, 2013, and includes the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Barclays Municipal Bond Index as of December 31, 2013.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 18. Please note additional details on pages 16 through 20.

The Bloomberg Barclays Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DVMHX	928928316
Class C	DVMMX	928928282
Institutional Class	DMHIX	928928175

Disclosure of Fund expenses

For the six-month period from March 1, 2020 to August 31, 2020 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from March 1, 2020 to August 31, 2020.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from March 1, 2020 to August 31, 2020 (Unaudited)

Delaware Tax-Free Minnesota Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 3/1/20	Ending Account Value 8/31/20	Annualized Expense Ratio	Expenses Paid During Period 3/1/20 to 8/31/20*

Actual Fund return†
Class A	$1,000.00	$988.20	0.85%	$4.25
Class C	1,000.00	984.60	1.60%	7.98
Institutional Class	1,000.00	989.50	0.60%	3.00

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.86	0.85%	$4.32
Class C	1,000.00	1,017.09	1.60%	8.11
Institutional Class	1,000.00	1,022.12	0.60%	3.05

Delaware Tax-Free Minnesota Intermediate Fund Expense analysis of an investment of $1,000
	Beginning Account Value 3/1/20	Ending Account Value 8/31/20	Annualized Expense Ratio	Expenses Paid During Period 3/1/20 to 8/31/20*

Actual Fund return†
Class A	$1,000.00	$987.50	0.71%	$3.55
Class C	1,000.00	983.30	1.56%	7.78
Institutional Class	1,000.00	987.40	0.56%	2.80

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.57	0.71%	$3.61
Class C	1,000.00	1,017.29	1.56%	7.91
Institutional Class	1,000.00	1,022.32	0.56%	2.85

Delaware Minnesota High-Yield Municipal Bond Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 3/1/20	Ending Account Value 8/31/20	Annualized Expense Ratio	Expenses Paid During Period 3/1/20 to 8/31/20*

Actual Fund return†
Class A	$1,000.00	$979.30	0.89%	$4.43
Class C	1,000.00	975.60	1.64%	8.14
Institutional Class	1,000.00	981.40	0.64%	3.19

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.66	0.89%	$4.52
Class C	1,000.00	1,016.89	1.64%	8.31
Institutional Class	1,000.00	1,021.92	0.64%	3.25

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector / state / territory allocations
Delaware Tax-Free Minnesota Fund	As of August 31, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	97.84%
Corporate Revenue Bond	0.76%
Education Revenue Bonds	18.39%
Electric Revenue Bonds	8.09%
Healthcare Revenue Bonds	23.58%
Housing Revenue Bonds	0.40%
Lease Revenue Bonds	2.92%
Local General Obligation Bonds	12.23%
Pre-Refunded/Escrowed to Maturity Bonds	7.28%
Special Tax Revenue Bonds	4.60%
State General Obligation Bonds	9.80%
Transportation Revenue Bonds	6.70%
Water & Sewer Revenue Bonds	3.09%
Short-Term Investments	1.08%
Total Value of Securities	98.92%
Receivables and Other Assets Net of Liabilities	1.08%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free Minnesota Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Guam	0.39%
Minnesota	93.67%
Puerto Rico	4.51%
US Virgin Islands	0.35%
Total Value of Securities	98.92%

Security type / sector / state / territory allocations
Delaware Tax-Free Minnesota Intermediate Fund	As of August 31, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	97.53%
Corporate Revenue Bond	0.53%
Education Revenue Bonds	13.28%
Electric Revenue Bonds	7.59%
Healthcare Revenue Bonds	24.67%
Housing Revenue Bond	0.34%
Lease Revenue Bonds	4.39%
Local General Obligation Bonds	17.20%
Pre-Refunded/Escrowed to Maturity Bonds	8.49%
Special Tax Revenue Bonds	3.32%
State General Obligation Bonds	9.81%
Transportation Revenue Bonds	5.59%
Water & Sewer Revenue Bonds	2.32%
Short-Term Investments	1.34%
Total Value of Securities	98.87%
Receivables and Other Assets Net of Liabilities	1.13%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free Minnesota Intermediate Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Guam	0.77%
Minnesota	95.17%
Puerto Rico	2.93%
Total Value of Securities	98.87%

Security type / sector / state / territory allocations
Delaware Minnesota High-Yield Municipal Bond Fund	As of August 31, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	97.87%
Corporate Revenue Bond	1.32%
Education Revenue Bonds	21.48%
Electric Revenue Bonds	5.93%
Healthcare Revenue Bonds	34.14%
Housing Revenue Bonds	1.62%
Lease Revenue Bonds	2.34%
Local General Obligation Bonds	6.71%
Pre-Refunded/Escrowed to Maturity Bonds	4.40%
Special Tax Revenue Bonds	5.25%
State General Obligation Bonds	7.00%
Transportation Revenue Bonds	6.51%
Water & Sewer Revenue Bonds	1.17%
Short-Term Investments	0.70%
Total Value of Securities	98.57%
Receivables and Other Assets Net of Liabilities	1.43%
Total Net Assets	100.00%

*As of the date of this report, Delaware Minnesota High-Yield Municipal Bond Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Minnesota	93.55%
Puerto Rico	5.02%
Total Value of Securities	98.57%

Schedules of investments
Delaware Tax-Free Minnesota Fund	August 31, 2020

	Principal amount°	Value (US $)

Municipal Bonds — 97.84%

Corporate Revenue Bond — 0.76%
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 (AMT)#	4,355,000	$4,387,009

		4,387,009

Education Revenue Bonds — 18.39%
Bethel Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/32	840,000	876,708
Series A 4.25% 7/1/47	1,550,000	1,585,929
Series A 4.375% 7/1/52	400,000	411,036
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	2,260,000	2,312,003
Series A 5.00% 3/1/39	385,000	390,255
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	263,505
Series A 5.00% 7/1/45	1,390,000	1,445,850
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project)
Series A 5.50% 7/1/50	2,000,000	2,167,000
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/38	700,000	749,819
Series A 5.00% 11/1/48	2,800,000	2,959,264
Duluth Independent School District No. 709 Certificates of Participation
Series B 5.00% 2/1/28	350,000	445,942
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy Project)
Series A 5.25% 8/1/43	400,000	432,976
Series A 5.375% 8/1/50	1,690,000	1,834,444
Series A 5.50% 8/1/36	580,000	611,019
Series A 5.75% 8/1/44	1,190,000	1,258,187
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	765,000	814,037
Series A 5.00% 7/1/47	2,290,000	2,406,698

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	580,000	$604,145
Series A 5.00% 7/1/44	1,770,000	1,819,525
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/31	885,000	944,030
Series A 5.00% 7/1/47	2,300,000	2,383,306
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	470,000	474,775
5.50% 8/1/49	2,260,000	2,294,804
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/26	4,990,000	6,244,386
Minnesota Higher Education Facilities Authority Revenue
(Bethel University)
5.00% 5/1/32	1,375,000	1,521,602
5.00% 5/1/37	1,250,000	1,357,963
5.00% 5/1/47	250,000	266,955
(Carleton College)
4.00% 3/1/35	1,000,000	1,155,700
4.00% 3/1/36	415,000	478,018
5.00% 3/1/44	2,085,000	2,500,123
(College of St. Benedict)
Series 8-K 4.00% 3/1/43	1,000,000	1,021,060
(College of St. Scholastica)
4.00% 12/1/29	280,000	310,828
4.00% 12/1/30	290,000	318,037
4.00% 12/1/33	500,000	532,550
4.00% 12/1/34	500,000	530,415
4.00% 12/1/40	1,200,000	1,258,224
(Gustavus Adolphus College)
5.00% 10/1/47	5,600,000	6,309,352
(St. Catherine University)
Series A 4.00% 10/1/36	925,000	982,211
Series A 5.00% 10/1/35	875,000	1,013,206
Series A 5.00% 10/1/45	2,120,000	2,394,370
(St. John’s University)
Series 8-I 5.00% 10/1/32	500,000	575,575
Series 8-I 5.00% 10/1/33	250,000	286,900

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
(St. Olaf College)
Series 8-G 5.00% 12/1/31	670,000	$788,664
Series 8-G 5.00% 12/1/32	670,000	785,334
Series 8-N 4.00% 10/1/35	500,000	556,020
(Trustees of The Hamline University)
Series B 5.00% 10/1/37	955,000	1,030,579
Series B 5.00% 10/1/38	1,000,000	1,076,830
Series B 5.00% 10/1/39	170,000	182,599
Series B 5.00% 10/1/40	625,000	670,388
Series B 5.00% 10/1/47	1,060,000	1,126,059
(University of St. Thomas)
4.00% 10/1/36	1,450,000	1,639,834
4.00% 10/1/37	750,000	845,333
4.00% 10/1/44	1,255,000	1,382,194
5.00% 10/1/40	500,000	603,380
Series 8-L 5.00% 4/1/35	1,250,000	1,446,875
Series A 4.00% 10/1/34	400,000	447,704
Series A 4.00% 10/1/36	500,000	555,670
Minnesota Office of Higher Education Revenue
(Senior Supplemental Student Loan Program)
2.65% 11/1/38 (AMT)	1,000,000	994,940
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/34	520,000	534,581
Series A 5.00% 9/1/44	1,165,000	1,180,564
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School)
Series A 144A 5.00% 8/1/22 #	2,855,000	2,920,893
St. Cloud Charter School Lease Revenue
(Stride Academy Project)
Series A 5.00% 4/1/46	875,000	595,000
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project)
Series A 5.25% 7/1/50	1,945,000	1,927,475
(Great River School Project)
Series A 144A 4.75% 7/1/29 #	300,000	317,250
Series A 144A 5.50% 7/1/52 #	735,000	783,547
(Hmong College Preparatory Academy Project)
Series A 5.75% 9/1/46	1,000,000	1,105,960
(Nova Classical Academy Project)
Series A 4.00% 9/1/36	500,000	526,590

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
(Nova Classical Academy Project)
Series A 4.125% 9/1/47	1,750,000	$1,818,337
(Twin Cities Academy Project)
Series A 5.30% 7/1/45	1,440,000	1,518,826
University of Minnesota
Series A 5.00% 4/1/34	925,000	1,141,191
Series A 5.00% 9/1/34	2,625,000	3,274,871
Series A 5.00% 4/1/35	3,175,000	3,907,282
Series A 5.00% 4/1/36	2,650,000	3,251,444
Series A 5.00% 4/1/37	1,125,000	1,376,888
Series A 5.00% 9/1/40	1,560,000	1,914,073
Series A 5.00% 9/1/41	1,750,000	2,141,510
Series A 5.00% 4/1/44	3,000,000	3,796,080

		106,707,497

Electric Revenue Bonds — 8.09%
Chaska Electric Revenue
(Generating Facilities)
Series A 5.00% 10/1/28	350,000	422,772
Series A 5.00% 10/1/30	1,150,000	1,380,219
Minnesota Municipal Power Agency Electric Revenue
4.00% 10/1/41	1,000,000	1,110,960
5.00% 10/1/29	395,000	463,536
5.00% 10/1/30	500,000	586,095
5.00% 10/1/33	1,205,000	1,409,838
5.00% 10/1/47	2,000,000	2,407,720
Series A 5.00% 10/1/30	1,060,000	1,242,521
Series A 5.00% 10/1/34	750,000	877,493
Series A 5.00% 10/1/35	1,525,000	1,784,235
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/27	540,000	660,431
5.00% 1/1/28	350,000	426,013
5.00% 1/1/28	210,000	262,195
5.00% 1/1/29	585,000	708,306
5.00% 1/1/29	220,000	272,444
5.00% 1/1/30	520,000	626,002
5.00% 1/1/31	200,000	244,528
5.00% 1/1/32	210,000	255,257
5.00% 1/1/35	160,000	192,432
5.00% 1/1/36	180,000	215,791
5.00% 1/1/41	400,000	473,948

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Electric Revenue Bonds (continued)
Northern Municipal Power Agency Electric System Revenue
Series A 5.00% 1/1/25	125,000	$137,793
Series A 5.00% 1/1/26	425,000	468,078
Series A 5.00% 1/1/31	520,000	568,766
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	430,000	296,700
Series AAA 5.25% 7/1/25 ‡	250,000	172,813
Series CCC 5.25% 7/1/27 ‡	1,875,000	1,296,094
Series WW 5.00% 7/1/28 ‡	1,775,000	1,224,750
Series WW 5.25% 7/1/33 ‡	1,250,000	864,062
Series XX 4.75% 7/1/26 ‡	260,000	178,100
Series XX 5.25% 7/1/40 ‡	750,000	518,437
Series XX 5.75% 7/1/36 ‡	925,000	645,187
Series ZZ 4.75% 7/1/27 ‡	210,000	143,850
Series ZZ 5.25% 7/1/24 ‡	350,000	241,938
Rochester Electric Utility Revenue
Series A 5.00% 12/1/42	1,395,000	1,680,863
Series A 5.00% 12/1/47	2,265,000	2,712,723
Series B 5.00% 12/1/27	295,000	337,380
Series B 5.00% 12/1/28	275,000	314,218
Series B 5.00% 12/1/31	1,365,000	1,553,506
Series B 5.00% 12/1/33	300,000	339,978
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	1,310,000	1,554,603
Series A 5.00% 1/1/42	1,500,000	1,828,500
Series A 5.00% 1/1/46	2,000,000	2,361,020
Series A 5.00% 1/1/47	3,130,000	3,785,610
Southern Minnesota Municipal Power Agency Revenue Capital Appreciation
Series A 1.275% 1/1/25 (NATL)^	5,000,000	4,836,200
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/30	1,235,000	1,436,058
Series A 4.00% 10/1/31	885,000	1,020,688
Series A 4.00% 10/1/33	365,000	416,195

		46,956,846

Healthcare Revenue Bonds — 23.58%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.125% 11/1/49	1,100,000	1,102,167
5.375% 11/1/34	320,000	330,381

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Apple Valley Senior Housing Revenue
(PHS Apple Valley Senior Housing, Inc. - Orchard Path Project)
5.00% 9/1/43	465,000	$480,554
5.00% 9/1/58	3,220,000	3,301,466
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	1,725,000	1,144,865
2nd Tier Series B 5.25% 1/1/37	505,000	386,785
4th Tier Series D 7.00% 1/1/37	1,665,000	1,323,941
4th Tier Series D 7.25% 1/1/52	2,500,000	1,892,875
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System – St. Peter
Communities Project)
Series A 5.50% 12/1/48	2,350,000	2,258,703
Bethel Senior Housing Revenue
(The Lodge at The Lakes at Stillwater Project)
5.00% 6/1/38	450,000	459,491
5.00% 6/1/48	1,000,000	1,007,900
5.00% 6/1/53	2,450,000	2,464,210
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
4.00% 11/1/34	500,000	559,655
4.00% 11/1/41	800,000	880,720
5.00% 11/1/26	500,000	567,165
Chatfield Healthcare and Housing Facilities Revenue
(Chosen Valley Care Center Project)
5.00% 9/1/44	500,000	470,710
Crookston Health Care Facilities Revenue
(Riverview Health Project)
5.00% 5/1/38	100,000	100,064
5.00% 5/1/44	1,500,000	1,487,730
5.00% 5/1/51	1,585,000	1,535,199
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/36 #	280,000	290,492
Series A 144A 5.00% 8/1/46 #	2,380,000	2,457,516
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	730,000	675,221
Series A 5.00% 4/1/40	705,000	644,088
Series A 5.00% 4/1/48	315,000	280,117

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Duluth Economic Development Authority
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	2,000,000	$2,196,160
Series A 5.00% 2/15/48	1,850,000	2,130,848
(St. Luke’s Hospital of Duluth Obligated Group)
5.75% 6/15/32	3,750,000	3,972,150
6.00% 6/15/39	3,570,000	3,779,095
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/24	500,000	523,850
4.00% 4/1/25	660,000	689,799
4.00% 4/1/31	60,000	61,808
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	660,000	634,649
5.75% 2/1/44	500,000	483,745
(St. John’s Lutheran Home of Albert Lea Project)
5.375% 10/1/44	575,000	535,026
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	2,000,000	2,140,740
5.00% 5/1/27	1,400,000	1,669,248
5.00% 5/1/29	1,000,000	1,178,770
5.00% 5/1/30	850,000	998,129
5.00% 5/1/31	500,000	584,350
5.00% 5/1/32	500,000	581,295
(North Memorial Health Care)
5.00% 9/1/31	1,000,000	1,132,580
5.00% 9/1/32	1,000,000	1,127,700
Maple Plain Senior Housing & Health Care Revenue
(Haven Homes Project)
5.00% 7/1/54	3,500,000	3,585,155
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 4.00% 11/15/48	5,600,000	6,265,896
Series A 5.00% 11/15/33	500,000	580,735
Series A 5.00% 11/15/34	500,000	579,630
Series A 5.00% 11/15/35	1,000,000	1,239,650
Series A 5.00% 11/15/44	1,000,000	1,137,730
Series A 5.00% 11/15/49	3,475,000	4,183,344

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.00% 11/1/35	500,000	$502,070
5.25% 11/1/45	1,950,000	1,954,173
5.375% 11/1/50	455,000	456,811
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System)
Series A 5.00% 11/15/28	1,550,000	1,935,919
Red Wing Senior Housing
(Deer Crest Project)
Series A 5.00% 11/1/27	430,000	434,730
Series A 5.00% 11/1/32	330,000	333,590
Series A 5.00% 11/1/42	1,250,000	1,263,350
Rochester Health Care & Housing Revenue
(The Homestead at Rochester Project)
Series A 6.875% 12/1/48	2,980,000	3,206,242
Rochester Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/41	4,515,000	4,663,498
(Olmsted Medical Center Project)
5.00% 7/1/24	295,000	329,524
5.00% 7/1/33	650,000	707,311
5.875% 7/1/30	1,850,000	1,856,623
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/27	1,280,000	1,301,568
Series A 5.30% 9/1/37	1,200,000	1,215,228
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home)
5.125% 1/1/39	1,350,000	1,331,748
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	915,000	981,868
5.00% 9/1/24	575,000	665,770
5.00% 9/1/25	750,000	862,717
5.00% 9/1/26	575,000	658,231
5.00% 9/1/27	405,000	462,316
5.00% 9/1/28	425,000	481,534
5.00% 9/1/29	425,000	480,080
5.00% 9/1/34	730,000	805,489

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
St. Cloud Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	5,315,000	$5,930,743
5.00% 5/1/48	5,090,000	6,174,272
Series A 4.00% 5/1/37	965,000	1,058,991
Series A 5.00% 5/1/46	3,715,000	4,284,695
Unrefunded Balance 5.125% 5/1/30	740,000	742,286
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Fairview Health Services)
Series A 4.00% 11/15/43	2,450,000	2,723,836
Series A 5.00% 11/15/47	1,560,000	1,845,808
(HealthPartners Obligated Group Project)
Series A 5.00% 7/1/29	2,200,000	2,564,892
Series A 5.00% 7/1/32	3,000,000	3,450,360
Series A 5.00% 7/1/33	1,260,000	1,444,414
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Episcopal Homes Project)	3,100,000	2,881,543
5.125% 5/1/48
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Marian Center Project)
Series A 5.30% 11/1/30	500,000	499,975
Series A 5.375% 5/1/43	500,000	469,155
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)	500,000	495,255
3.75% 8/1/36
4.00% 8/1/44	800,000	797,536
5.00% 8/1/49	1,000,000	1,048,410
5.00% 8/1/54	875,000	913,623
West St. Paul Housing and Health Care Facilities Revenue
(Walker Westwood Ridge Campus Project)
4.50% 11/1/40	250,000	241,618
4.75% 11/1/52	750,000	717,802
Winona Health Care Facilities Revenue
(Winona Health Obligation Group)
4.50% 7/1/25	850,000	871,743
4.65% 7/1/26	540,000	553,921

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury)
5.00% 12/1/34	500,000	$510,115
5.125% 12/1/44	1,605,000	1,626,555

		136,832,035

Housing Revenue Bonds — 0.40%
Minnesota Housing Finance Agency
Homeownership Finance (Mortgage-Backed Securities Program)
Series D 4.70% 1/1/31 (GNMA) (FNMA) (FHLMC)	920,000	944,095
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program)
5.50% 7/1/45	1,330,000	1,373,557

		2,317,652

Lease Revenue Bonds — 2.92%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,250,000	1,374,900
Series A 5.00% 6/1/43	3,835,000	4,199,632
Series B 5.00% 3/1/28	2,500,000	2,666,200
Series B 5.00% 3/1/29	1,000,000	1,065,860
Minnesota Housing Finance Agency
(State Appropriation — Housing Infrastructure)
Series C 5.00% 8/1/34	1,565,000	1,801,957
Series C 5.00% 8/1/35	1,645,000	1,889,973
University of Minnesota Special Purpose Revenue
(State Supported Biomed Science Research
Facilities Funding Project)
Series A 5.00% 8/1/35	3,960,000	3,974,414

		16,972,936

Local General Obligation Bonds — 12.23%
Brainerd Independent School District No. 181
(School Building)
Series A 4.00% 2/1/38	1,500,000	1,722,060
Series A 4.00% 2/1/43	3,500,000	3,975,300
Burnsville-Eagan-Savage Independent School District No. 191
(Alternative Facilities)
Series A 4.00% 2/1/28	920,000	1,040,824
Series A 4.00% 2/1/29	1,800,000	2,030,166

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
Chaska Independent School District No. 112
(School Building)
Series A 5.00% 2/1/27	1,905,000	$2,347,665
Duluth
(DECC Improvement)
Series A 5.00% 2/1/32	1,000,000	1,219,260
Series A 5.00% 2/1/33	3,585,000	4,356,205
Duluth Independent School District No. 709
Series A 4.00% 2/1/27	160,000	184,590
Series A 4.00% 2/1/28	1,250,000	1,436,863
Hennepin County
Series A 5.00% 12/1/26	2,635,000	3,366,028
Series A 5.00% 12/1/36	940,000	1,169,990
Series A 5.00% 12/1/37	2,850,000	3,602,200
Series A 5.00% 12/1/37	2,645,000	3,288,502
Series A 5.00% 12/1/38	3,310,000	4,173,016
Series B 5.00% 12/1/30	1,000,000	1,261,970
Series C 5.00% 12/1/28	1,500,000	2,018,070
Series C 5.00% 12/1/30	1,245,000	1,571,153
Series C 5.00% 12/1/37	3,000,000	3,729,870
Mahtomedi Independent School District No. 832
(School Building)
Series A 5.00% 2/1/30	445,000	532,803
Minneapolis Special School District No. 1
Series A 4.00% 2/1/36	450,000	538,583
Series A 4.00% 2/1/37	600,000	715,422
Series A 4.00% 2/1/38	625,000	742,906
Series B 4.00% 2/1/36	945,000	1,131,023
Series B 4.00% 2/1/37	1,255,000	1,496,425
Series B 4.00% 2/1/38	1,305,000	1,551,188
Mounds View Independent School District No. 621
(Minnesota School District Credit Enhancement Program)
Series A 4.00% 2/1/43	3,000,000	3,401,550
Mountain Iron-Buhl Independent School District No. 712
(School Building)
Series A 4.00% 2/1/26	1,315,000	1,559,156
St. Michael-Albertville Independent School District No. 885
(School Building)
Series A 5.00% 2/1/27	1,865,000	2,296,132

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
Virginia, Minnesota Sales Tax Revenue
(General Obligation Sales Tax)
Series A 4.00% 2/1/35 (AGM)	500,000	$579,295
Wayzata Independent School District No. 284
Series A 5.00% 2/1/28	1,950,000	2,492,685
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/43	10,645,000	11,403,775

		70,934,675

Pre-Refunded/Escrowed to Maturity Bonds — 7.28%
Dakota & Washington Counties Housing & Redevelopment Authority Single Family Residential Mortgage Revenue
(City of Bloomington)
Series B 8.375% 9/1/21 (GNMA) (AMT)	14,115,000	15,188,163
Minnesota
Series A Unrefunded
Balance 5.00% 10/1/24-21 §	2,555,000	2,688,167
Series A Unrefunded
Balance 5.00% 10/1/27-21 §	5,200,000	5,471,024
(State Trunk Highway)
Series B 5.00% 10/1/29-21 §	5,000,000	5,260,600
Minnesota Higher Education Facilities Authority Revenue
(St. Catherine University)
Series 7-Q 5.00% 10/1/23-22 §	350,000	384,479
Series 7-Q 5.00% 10/1/24-22 §	475,000	521,792
Series 7-Q 5.00% 10/1/27-22 §	200,000	219,702
St. Paul Housing & Redevelopment Authority Hospital Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	910,000	1,126,380
Series A 5.00% 11/15/30-25 §	670,000	829,312
University of Minnesota
Series A 5.50% 7/1/21	2,365,000	2,462,675
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/34-24 §	4,000,000	4,625,440
Series A 5.00% 1/1/46-24 §	3,000,000	3,469,080

		42,246,814

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Special Tax Revenue Bonds — 4.60%
Minneapolis Development Revenue
(Limited Tax Supported Common Bond Fund)
Series 2-A 6.00% 12/1/40	3,000,000	$3,041,670
Minneapolis Revenue
(YMCA Greater Twin Cities Project)
4.00% 6/1/30	250,000	271,160
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	17,908,000	18,822,024
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/30	655,000	769,566
Series G 5.00% 11/1/31	1,500,000	1,758,990
Virgin Islands Public Finance Authority
(Matching Fund Senior Lien)
5.00% 10/1/29 (AGM)	2,000,000	2,038,320

		26,701,730

State General Obligation Bonds — 9.80%
Commonwealth of Puerto Rico
(Public Improvement)
Series B 5.75% 7/1/38 ‡	2,530,000	1,793,138
Minnesota
Series A 5.00% 8/1/40	1,750,000	2,329,337
(State Trunk Highway)
Series E 5.00% 10/1/26	3,395,000	4,324,857
(Various Purposes)
Series A 5.00% 8/1/27	7,590,000	9,296,991
Series A 5.00% 8/1/29	2,500,000	3,048,625
Series A 5.00% 8/1/30	4,200,000	4,931,304
Series A 5.00% 8/1/32	3,875,000	4,531,619
Series A 5.00% 8/1/33	2,075,000	2,694,657
Series A 5.00% 10/1/33	3,000,000	3,812,340
Series A 5.00% 8/1/35	2,975,000	3,838,464
Series A 5.00% 8/1/38	3,450,000	4,408,341
Series A Unrefunded Balance 4.00% 8/1/27	955,000	1,018,517
Series D 5.00% 8/1/26	6,000,000	7,606,080
Series D 5.00% 8/1/27	2,525,000	3,195,842

		56,830,112

Transportation Revenue Bonds — 6.70%
Minneapolis – St. Paul Metropolitan Airports Commission Revenue
(Senior)
Series C 5.00% 1/1/29	350,000	431,263

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
Minneapolis – St. Paul Metropolitan Airports
Commission Revenue
(Senior)
Series C 5.00% 1/1/33	850,000	$1,025,865
Series C 5.00% 1/1/36	600,000	717,714
Series C 5.00% 1/1/41	600,000	709,350
Series C 5.00% 1/1/46	1,595,000	1,870,265
(Subordinate)
Series A 5.00% 1/1/35	1,000,000	1,112,440
Series A 5.00% 1/1/44	3,000,000	3,646,500
Series A 5.00% 1/1/49	5,000,000	6,038,950
Series B 5.00% 1/1/26	575,000	606,625
Series B 5.00% 1/1/27	1,160,000	1,223,324
Series B 5.00% 1/1/28	2,750,000	2,898,225
Series B 5.00% 1/1/29	120,000	126,386
Series B 5.00% 1/1/30	1,675,000	1,762,770
Series B 5.00% 1/1/31	1,750,000	1,840,020
Series B 5.00% 1/1/44 (AMT)	3,595,000	4,309,291
Series B 5.00% 1/1/49 (AMT)	6,150,000	7,325,327
St. Paul Port Authority Revenue
(Amherst H. Wilder Foundation)
Series 3 5.00% 12/1/36	3,200,000	3,208,032

		38,852,347

Water & Sewer Revenue Bonds — 3.09%
Guam Government Waterworks Authority
5.00% 7/1/40	1,930,000	2,240,769
Metropolitan Council General Obligation Wastewater Revenue
(Minneapolis-St. Paul Metropolitan Area)
Series B 4.00% 9/1/27	2,400,000	2,567,664
Series B 5.00% 9/1/25	2,000,000	2,185,680
Series C 4.00% 3/1/31	3,120,000	3,714,921
Series C 4.00% 3/1/32	3,225,000	3,815,820
Series E 5.00% 9/1/23	2,000,000	2,190,320
Minnesota Public Facilities Authority
Series B 4.00% 3/1/26	1,000,000	1,194,430

		17,909,604

Total Municipal Bonds (cost $541,138,413)		567,649,257

	Principal amount°	Value (US $)

Short-Term Investments — 1.08%

Variable Rate Demand Notes — 1.08%¤
Minneapolis Health Care System Revenue
(Fairview Health Services) Series C
0.03% 11/15/48 (LOC – Wells Fargo Bank N.A.)	100,000	$100,000
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Children’s Hospitals and Clinics)
Series A-1 0.02% 8/15/37 (AGM) (SPA – US Bank N.A.)	1,300,000	1,300,000
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Revenue
(Allina Health System)
Series B-1 0.02% 11/15/35 (LOC – JPMorgan Chase Bank N.A.)	4,850,000	4,850,000

Total Short-Term Investments (cost $6,250,000)		6,250,000

Total Value of Securities—98.92%
(cost $547,388,413)		$573,899,257

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2020, the aggregate value of Rule 144A securities was $11,156,707, which represents 1.17% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

‡	Non-income producing security. Security is currently in default.

^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 8 in “Notes to financial statements.”

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of August 31, 2020.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

LLC – Limited Liability Corporation

Schedules of investments

Delaware Tax-Free Minnesota Fund

Summary of abbreviations: (continued)

LOC – Letter of Credit

N.A. – National Association

NATL – Insured by National Public Finance Guarantee Corporation

SPA – Stand-by Purchase Agreement

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free Minnesota Intermediate Fund	August 31, 2020

	Principal amount°	Value (US $)

Municipal Bonds — 97.53%

Corporate Revenue Bond — 0.53%
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 (AMT)#	460,000	$463,381

		463,381

Education Revenue Bonds — 13.28%
Bethel Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/32	425,000	443,572
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	485,000	496,160
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/29	305,000	328,052
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/38	400,000	428,468
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy Project)
Series A 5.50% 8/1/36	420,000	442,462
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/29	530,000	562,738
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/31	500,000	533,350
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	525,000	530,334
Minnesota Higher Education Facilities Authority Revenue
(Bethel University)
5.00% 5/1/32	525,000	580,975
(Gustavus Adolphus College)
5.00% 10/1/34	435,000	503,834
5.00% 10/1/35	555,000	640,553
(St. Catherine University)
Series A 5.00% 10/1/35	565,000	654,242
(St. John’s University)
Series 8-I 5.00% 10/1/31	130,000	150,294

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
(St. Olaf College)
Series 8-G 5.00% 12/1/31	125,000	$147,139
Series 8-G 5.00% 12/1/32	125,000	146,518
(University of St. Thomas)
4.00% 10/1/36	300,000	339,276
5.00% 10/1/34	350,000	434,378
5.00% 10/1/35	750,000	926,730
Series 7-U 4.00% 4/1/26	1,400,000	1,496,726
Series A 5.00% 10/1/29	630,000	772,626
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School)
Series A 144A 5.00% 8/1/22 #	325,000	332,501
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project)
Series A 5.25% 7/1/50	340,000	336,937
(Great River School Project)
Series A 144A 5.25% 7/1/33 #	140,000	151,579
(Twin Cities Academy Project)
Series A 5.30% 7/1/45	260,000	274,232

		11,653,676

Electric Revenue Bonds — 7.59%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
Series E 5.00% 1/1/21	1,095,000	1,111,841
Series E 5.00% 1/1/23	1,000,000	1,060,090
Chaska Electric Revenue
Series A 5.00% 10/1/28	250,000	301,980
Minnesota Municipal Power Agency Electric Revenue
Series A 5.00% 10/1/29	500,000	586,755
Series A 5.00% 10/1/30	240,000	281,326
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/29	150,000	181,617
5.00% 1/1/30	235,000	289,010
5.00% 1/1/31	350,000	419,136
Series A 5.00% 1/1/25	200,000	220,468
Rochester Electric Utility Revenue
Series A 5.00% 12/1/28	300,000	376,713
Series A 5.00% 12/1/29	500,000	626,125
Series A 5.00% 12/1/31	575,000	713,316

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Electric Revenue Bonds (continued)
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/30	425,000	$494,190

		6,662,567

Healthcare Revenue Bonds — 24.67%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.375% 11/1/34	270,000	278,759
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
3rd Tier Series C 4.25% 1/1/27	500,000	396,710
3rd Tier Series C 5.00% 1/1/32	420,000	306,940
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System - St. Peter
Communities Project)
Series A 5.50% 12/1/48	250,000	240,287
Bethel Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project)
5.00% 6/1/38	250,000	255,272
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
5.00% 11/1/24	600,000	684,912
Chatfield Healthcare and Housing Facilities Revenue
(Chosen Valley Care Center Project)
4.00% 9/1/34	100,000	86,997
4.00% 9/1/39	100,000	82,251
Crookston Health Care Facilities Revenue
(RiverView Health Project)
5.00% 5/1/38	400,000	400,256
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/36 #	480,000	497,986
Duluth Economic Development Authority
(Essentia Health Obligated Group)
Series A 5.00% 2/15/37	750,000	881,550
Series A 5.00% 2/15/48	390,000	449,206
(St. Luke’s Hospital of Duluth Obligated Group) 5.75% 6/15/32	750,000	794,430
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/26	270,000	281,715

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
4.25% 8/1/24	463,334	$449,184
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	500,000	535,185
5.00% 5/1/28	1,000,000	1,184,880
(North Memorial Health Care)
5.00% 9/1/31	320,000	362,426
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	580,735
Series A 5.00% 11/15/34	500,000	579,630
Series A 5.00% 11/15/35	500,000	619,825
Series A 5.00% 11/15/49	1,000,000	1,203,840
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.00% 11/1/35	530,000	532,194
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System)
Series A 5.00% 11/15/27	1,205,000	1,513,805
Rochester Health Care Facilities Revenue
(Mayo Clinic)
Series C 4.50% 11/15/38 •	925,000	960,760
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.00% 9/1/21	1,050,000	1,060,878
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home)
5.125% 1/1/39	575,000	567,226
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.00% 5/1/48	810,000	982,546
Unrefunded Balance 5.125% 5/1/30	360,000	361,113
St. Paul Housing & Redevelopment Authority
(Minnesota Public Radio Project)
5.00% 12/1/25	1,000,000	1,010,620

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Fairview Health Services)
Series A 5.00% 11/15/47	275,000	$325,383
(HealthPartners Obligated Group Project)
5.00% 7/1/32	1,000,000	1,150,120
5.00% 7/1/33	200,000	229,272
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Episcopal Homes Project)
5.00% 5/1/33	500,000	494,885
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
5.00% 8/1/34	125,000	132,749
5.00% 8/1/35	150,000	159,186
West St. Paul, Housing and Health Care Facilities Revenue
(Walker Westwood Ridge Campus Project)
5.00% 11/1/37	500,000	508,380
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury)
5.00% 12/1/34	500,000	510,115

		21,652,208

Housing Revenue Bond — 0.34%
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program)
5.50% 7/1/45	285,000	294,334

		294,334

Lease Revenue Bonds — 4.39%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,100,000	1,209,912
Series A 5.00% 6/1/43	715,000	782,982
Series B 5.00% 3/1/27	1,000,000	1,067,100
Minnesota Housing Finance Agency State Appropriation
(Housing Infrastructure)
Series A 4.00% 8/1/33	655,000	796,847

		3,856,841

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Local General Obligation Bonds — 17.20%
Chaska Independent School District No. 112
(School Building)
Series A 5.00% 2/1/28	1,000,000	$1,227,580
Duluth Independent School District No. 709
Series A 4.00% 2/1/28	250,000	287,372
Hennepin County
Series A 5.00% 12/1/36	1,500,000	1,867,005
Series A 5.00% 12/1/38	1,055,000	1,330,070
Series C 5.00% 12/1/30	1,500,000	1,892,955
Hennepin County Regional Railroad Authority
Series D 5.00% 12/1/30	2,365,000	3,319,041
Minneapolis Special School District No. 1
Series A 4.00% 2/1/36	220,000	263,307
Series B 4.00% 2/1/36	465,000	556,535
St. Michael-Albertville Independent School District No. 885
(School Building)
Series A 5.00% 2/1/27	500,000	615,585
Virginia, Minnesota
(General Obligation Sales Tax Revenue)
Series A 4.00% 2/1/38 (AGM)	1,000,000	1,147,180
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/43	2,420,000	2,592,498

		15,099,128

Pre-Refunded/Escrowed to Maturity Bonds — 8.49%
Minnesota
Series A 5.00% 10/1/24-21 §	2,000,000	2,104,240
Minnesota Higher Education Facilities Authority Revenue
(St. Catherine University)
Series 7-Q 5.00% 10/1/22	425,000	466,867
St. Paul Housing & Redevelopment Authority Hospital Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	165,000	204,234
Series A 5.00% 11/15/30-25 §	120,000	148,533
University of Minnesota
Series A 5.00% 12/1/23-20 §	1,000,000	1,011,910
Series A 5.25% 12/1/29-20 §	1,000,000	1,012,520
Series D 5.00% 12/1/26-21 §	1,000,000	1,059,370

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Pre-Refunded/Escrowed to Maturity Bonds (continued)
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/33-24 §	1,250,000	$1,445,450

		7,453,124

Special Tax Revenue Bonds — 3.32%
Minneapolis Revenue
(YMCA Greater Twin Cities Project)
4.00% 6/1/27	100,000	111,789
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A1 4.55% 7/1/40	830,000	883,934
Series A-1 4.75% 7/1/53	1,005,000	1,056,295
Series A-2 4.536% 7/1/53	378,000	391,899
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	400,000	471,768

		2,915,685

State General Obligation Bonds — 9.81%
Commonwealth of Puerto Rico
(Public Improvement)
Series B 5.75% 7/1/38 ‡	345,000	244,519
Minnesota
Series A 5.00% 8/1/33	285,000	370,110
Series A 5.00% 8/1/34	1,000,000	1,295,200
Series A 5.00% 8/1/40	750,000	998,287
Series D 5.00% 8/1/26	2,500,000	3,169,200
Series D 5.00% 8/1/27	1,500,000	1,898,520
Series E 5.00% 10/1/26	500,000	636,945

		8,612,781

Transportation Revenue Bonds — 5.59%
Minneapolis – St. Paul Metropolitan Airports Commission Revenue
(Subordinate)
Series B 5.00% 1/1/26	710,000	749,050
Series B 5.00% 1/1/31	750,000	788,580
Series B 5.00% 1/1/44 (AMT)	1,600,000	1,917,904
St. Paul Housing & Redevelopment Authority
(Parking Enterprise)
Series A 4.00% 8/1/26	450,000	489,641
Series A 4.00% 8/1/27	545,000	589,815
Series A 4.00% 8/1/28	350,000	376,544

		4,911,534

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Water & Sewer Revenue Bonds — 2.32%
Guam Government Waterworks Authority Water & Wastewater System Revenue
5.00% 7/1/37	575,000	$672,181
Metropolitan Council General Obligation
Wastewater Revenue (Minneapolis – St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	565,000	672,734
Series C 4.00% 3/1/32	585,000	692,172

		2,037,087

Total Municipal Bonds (cost $81,960,600)		85,612,346

Short-Term Investments — 1.34%

Variable Rate Demand Notes — 1.34%¤
Minneapolis Health Care System Revenue
(Fairview Health Services) Series C
0.03% 11/15/48 (LOC – Wells Fargo Bank N.A.)	500,000	500,000
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Children’s Hospitals and Clinics)
Series A 0.02% 9/4/20 (AGM) (SPA – US Bank N.A.)	240,000	240,000
Series A 0.02% 8/15/37 (AGM) (SPA – US Bank N.A.)	200,000	200,000
(Allina Health System)
Series B-2 0.02% 11/15/35 (LOC - JPMorgan Chase Bank N.A.)	240,000	240,000

Total Short-Term Investments (cost $1,180,000)		1,180,000

Total Value of Securities—98.87% (cost $83,140,600)		$86,792,346

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2020, the aggregate value of Rule 144A securities was $1,445,447, which represents 1.65% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 8 in “Notes to financial statements.”

‡	Non-income producing security. Security is currently in default.

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of August 31, 2020.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

ICE – Intercontinental Exchange, Inc.

LIBOR – London interbank offered rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

LLC – Limited Liability Corporation

LOC – Letter of Credit

N.A. – National Association

SPA – Stand-by Purchase Agreement

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund	August 31, 2020

	Principal amount°	Value (US $)

Municipal Bonds — 97.87%

Corporate Revenue Bond — 1.32%
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 (AMT)#	2,600,000	$2,619,110

		2,619,110

Education Revenue Bonds — 21.48%
Bethel Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/37	850,000	871,429
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/39	1,270,000	1,287,336
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	263,505
Series A 5.00% 7/1/45	230,000	239,241
Columbia Heights, Minnesota Charter School Lease Revenue
(Prodeo Academy Project)
Series A 5.00% 7/1/54	1,000,000	1,016,350
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project)
Series A 5.50% 7/1/50	1,000,000	1,083,500
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/48	1,000,000	1,056,880
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy)
Series A 5.375% 8/1/50	660,000	716,410
Series A 5.75% 8/1/44	585,000	618,521
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	235,000	250,063
Series A 5.00% 7/1/47	710,000	746,182
(Parnassus Preparatory School Project)
Series A 5.00% 11/1/47	650,000	685,529
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	165,000	171,869
Series A 5.00% 7/1/44	495,000	508,850

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/36	1,000,000	$1,048,310
Series A 5.00% 7/1/47	800,000	828,976
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	800,000	808,128
144A 4.75% 8/1/43 #	750,000	738,645
144A 5.00% 8/1/53 #	570,000	576,076
Minnesota Higher Education Facilities Authority Revenue
(Bethel University)
5.00% 5/1/47	1,500,000	1,601,730
(Carleton College)
4.00% 3/1/37	635,000	729,285
(Gustavus Adolphus College)
5.00% 10/1/47	1,000,000	1,126,670
(Minneapolis College of Art & Design)
4.00% 5/1/24	250,000	261,945
4.00% 5/1/25	200,000	209,118
4.00% 5/1/26	100,000	104,285
(St. Catherine University)
Series A 4.00% 10/1/37	580,000	613,588
Series A 5.00% 10/1/45	670,000	756,711
(St. John’s University)
Series 8-I 5.00% 10/1/34	215,000	246,306
(St. Olaf College)
Series 8-G 5.00% 12/1/31	205,000	241,307
Series 8-G 5.00% 12/1/32	205,000	240,289
Series 8-N 4.00% 10/1/34	800,000	892,456
Series 8-N 4.00% 10/1/35	590,000	656,104
(Trustees of the Hamline University of Minnesota)
Series B 5.00% 10/1/37	300,000	323,742
Series B 5.00% 10/1/39	770,000	827,065
(University of St. Thomas)
4.00% 10/1/37	500,000	563,555
4.00% 10/1/41	1,000,000	1,109,190
4.00% 10/1/44	950,000	1,046,282
Series A 4.00% 10/1/35	400,000	446,080
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/44	1,435,000	1,454,172

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School)
Series A 144A 5.00% 8/1/22 #	770,000	$787,772
St. Cloud Charter School Lease Revenue
(Stride Academy Project)
Series A 5.00% 4/1/46	750,000	510,000
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project)
Series A 5.25% 7/1/50	1,750,000	1,734,232
(Great River School Project)
Series A 144A 5.50% 7/1/52 #	265,000	282,503
(Hmong College Preparatory Academy Project)
Series A 5.75% 9/1/46	500,000	552,980
Series A 6.00% 9/1/51	3,500,000	3,907,505
(Nova Classical Academy Project)
Series A 4.00% 9/1/36	1,270,000	1,337,539
Series A 4.125% 9/1/47	500,000	519,525
(Twin Cities Academy Project)
Series A 5.375% 7/1/50	1,500,000	1,583,625
University of Minnesota
Series A 5.00% 4/1/34	2,115,000	2,609,318
Series A 5.00% 9/1/40	900,000	1,104,273
Series A 5.00% 9/1/41	620,000	758,706

		42,653,658

Electric Revenue Bonds — 5.93%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
5.00% 1/1/42	1,500,000	1,586,205
Hutchinson Utilities Commission Revenue
Series A 5.00% 12/1/22	490,000	542,121
Series A 5.00% 12/1/26	360,000	396,238
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/27	165,000	193,994
5.00% 10/1/47	745,000	896,876
Series A 5.00% 10/1/28	500,000	587,420
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/26	500,000	614,160
5.00% 1/1/28	500,000	608,590
5.00% 1/1/29	470,000	569,066

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Electric Revenue Bonds (continued)
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/33	225,000	$272,158
5.00% 1/1/34	200,000	241,124
Series A 5.00% 1/1/24	335,000	370,028
Puerto Rico Electric Power Authority
Series A 5.05% 7/1/42 ‡	165,000	113,850
Series AAA 5.25% 7/1/25 ‡	95,000	65,669
Series CCC 5.25% 7/1/27 ‡	650,000	449,312
Series WW 5.00% 7/1/28 ‡	585,000	403,650
Series XX 4.75% 7/1/26 ‡	105,000	71,925
Series XX 5.25% 7/1/40 ‡	295,000	203,919
Series XX 5.75% 7/1/36 ‡	370,000	258,075
Series ZZ 4.75% 7/1/27 ‡	85,000	58,225
Series ZZ 5.25% 7/1/24 ‡	130,000	89,862
Rochester Electric Utility Revenue
Series A 5.00% 12/1/34	450,000	551,830
Series A 5.00% 12/1/35	500,000	611,125
Series A 5.00% 12/1/36	520,000	633,823
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	400,000	474,688
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/32	800,000	914,936

		11,778,869

Healthcare Revenue Bonds — 34.14%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.125% 11/1/49	400,000	400,788
Apple Valley Senior Housing Revenue
(PHS Senior Housing, Inc. Orchard Path Project)
4.50% 9/1/53	840,000	844,477
5.00% 9/1/43	535,000	552,896
5.00% 9/1/58	1,175,000	1,204,727
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	560,000	371,666
4th Tier Series D 7.00% 1/1/37	515,000	409,508
4th Tier Series D 7.25% 1/1/52	1,500,000	1,135,725

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System - St. Peter Communities Project)
Series A 5.50% 12/1/48	1,280,000	$1,230,272
Bethel Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project)
5.25% 6/1/58	1,475,000	1,495,886
Brooklyn Center Multifamily Housing Revenue
(Sanctuary at Brooklyn Center Project)
Series A 5.50% 11/1/35	645,000	592,058
Chatfield Healthcare and Housing Facilities Revenue
(Chosen Valley Care Center Project)
4.00% 9/1/39	250,000	205,627
5.00% 9/1/52	1,500,000	1,368,810
City of West St. Paul Minnesota
(Walker Westwood Ridge Campus Project)
5.00% 11/1/49	1,500,000	1,500,570
Cloquet Housing Facilities
(HADC Cloquet Project)
Series A 5.00% 8/1/48	850,000	836,137
Crookston Health Care Facilities Revenue
(Riverview Health Project)
5.00% 5/1/51	1,025,000	992,795
Dakota County Community Development Agency
Senior Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/51 #	870,000	896,700
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	335,000	309,862
Series A 5.00% 4/1/40	315,000	287,784
Series A 5.00% 4/1/48	185,000	164,513
Duluth Economic Development Authority
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	2,500,000	2,745,200
Series A 5.00% 2/15/48	1,590,000	1,831,378
(St. Luke’s Hospital of Duluth Obligated Group)
5.75% 6/15/32	2,000,000	2,118,480
6.00% 6/15/39	1,000,000	1,058,570
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/31	185,000	190,574

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	750,000	$721,193
(St. John’s Lutheran Home of Albert Lea Project)
5.375% 10/1/44	165,000	153,529
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	1,155,000	1,236,277
5.00% 5/1/26	1,300,000	1,528,345
5.00% 5/1/29	500,000	589,385
(North Memorial Health Care)
5.00% 9/1/30	610,000	693,332
Maple Plain Senior Housing & Health Care Revenue
(Haven Homes Incorporate Project)
5.00% 7/1/49	1,000,000	1,027,290
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 4.00% 11/15/48	1,000,000	1,118,910
Series A 5.00% 11/15/33	1,200,000	1,393,764
Series A 5.00% 11/15/34	500,000	579,630
Series A 5.00% 11/15/44	1,000,000	1,137,730
Series A 5.00% 11/15/49	1,450,000	1,745,568
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.375% 11/1/50	1,700,000	1,706,766
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System)
Series A 5.00% 11/15/29	415,000	515,791
Morris Health Care Facilities Revenue
(Farmington Health Services)
4.10% 8/1/44	500,000	437,610
4.20% 8/1/49	1,500,000	1,292,895
Oakdale Senior Housing
(Oak Meadows Project)
5.00% 4/1/34	500,000	495,120
Rochester Health Care & Housing Revenue
(The Homestead at Rochester Project)
Series A 5.25% 12/1/23	175,000	184,259
Rochester Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/41	1,790,000	1,848,873

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Rochester Health Care Facilities Revenue
(Olmsted Medical Center Project)
5.00% 7/1/22	350,000	$377,657
5.00% 7/1/27	245,000	270,855
5.00% 7/1/28	225,000	247,743
Rochester, Minnesota
(The Homestead at Rochester Project)
Series A 6.875% 12/1/48	800,000	860,736
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/22	1,080,000	1,105,456
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home)
5.125% 1/1/39	825,000	813,846
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	130,000	139,500
5.00% 9/1/34	105,000	115,858
St. Cloud Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	250,000	278,963
5.00% 5/1/48	3,900,000	4,730,778
Series A 4.00% 5/1/37	1,440,000	1,580,256
Series A 5.00% 5/1/46	2,000,000	2,306,700
Unrefunded Balance 5.125% 5/1/30	15,000	15,046
St. Joseph Senior Housing & Healthcare Revenue
(Woodcrest Country Manor Project)
5.00% 7/1/55	1,000,000	955,530
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Fairview Health Services)
Series A 4.00% 11/15/43	645,000	717,092
Series A 5.00% 11/15/47	485,000	573,857
(HealthPartners Obligated Group Project)
Series A 4.00% 7/1/33	1,320,000	1,442,826
Series A 5.00% 7/1/29	1,000,000	1,165,860
Series A 5.00% 7/1/32	900,000	1,035,108
Series A 5.00% 7/1/33	1,540,000	1,765,394
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Episcopal Homes Project)
5.125% 5/1/48	1,700,000	1,580,201

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Episcopal Homes Project)
Series A 5.15% 11/1/42	775,000	$775,411
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Marian Center Project)
Series A 5.375% 5/1/43	1,000,000	938,310
Victoria Health Care Facilities Revenue
(Augustana Emerald Care Project)
5.00% 8/1/39	1,500,000	1,501,665
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
4.00% 8/1/38	250,000	250,515
4.00% 8/1/39	400,000	400,824
4.00% 8/1/44	350,000	348,922
5.00% 8/1/54	350,000	365,449

		67,811,628

Housing Revenue Bonds — 1.62%
Bethel Senior Housing Revenue
(Birchwood Landing at the Lakes at Stillwater Project)
5.00% 5/1/54	1,000,000	1,023,690
Minneapolis – St. Paul Housing Finance Board
Single Family Mortgage-Backed Securities Program
(City Living Project)
Series A-2 5.00% 12/1/38 (GNMA) (FNMA)
(FHLMC) (AMT)	998	999
Minnesota Housing Finance Agency State Appropriation
(Housing Infrastructure)
Series C 5.00% 8/1/33	100,000	115,307
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program)
5.50% 7/1/45	1,275,000	1,316,756
Stillwater Multifamily Housing Revenue
(Orleans Homes Project)
5.50% 2/1/42 (AMT)	750,000	750,405

		3,207,157

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Lease Revenue Bonds — 2.34%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,750,000	$1,924,860
Series A 5.00% 6/1/43	1,000,000	1,095,080
Minnesota Housing Finance Agency State Appropriation
(Housing Infrastructure)
Series C 5.00% 8/1/32	1,415,000	1,636,320

		4,656,260

Local General Obligation Bonds — 6.71%
Duluth General Obligation Entertainment Convention Center Improvement
Series A 5.00% 2/1/34	1,000,000	1,211,590
Duluth Independent School District No. 709
Series A 4.00% 2/1/27	440,000	507,624
Series A 4.20% 3/1/34	750,000	723,742
Hennepin County
Series A 5.00% 12/1/37	910,000	1,150,177
Series C 5.00% 12/1/37	2,500,000	3,108,225
Mahtomedi Independent School District No. 832
(School Building)
Series A 5.00% 2/1/28	1,000,000	1,200,220
Series A 5.00% 2/1/29	1,000,000	1,198,760
Series A 5.00% 2/1/31	1,000,000	1,194,890
Minneapolis Special School District No. 1
Series A 4.00% 2/1/36	160,000	191,496
Series A 4.00% 2/1/37	215,000	256,359
Series A 4.00% 2/1/38	220,000	261,503
Series B 4.00% 2/1/36	335,000	400,945
Series B 4.00% 2/1/37	445,000	530,605
Series B 4.00% 2/1/38	465,000	552,722
Wayzata Independent School District No. 284
(School Building)
Series A 5.00% 2/1/28	650,000	830,895

		13,319,753

Pre-Refunded/Escrowed to Maturity Bonds — 4.40%
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project)
Series A 5.50% 7/1/43-23 §	500,000	571,545
Minnesota
Series A Unrefunded Balance 5.00% 10/1/24-21 §	985,000	1,036,338

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Pre-Refunded/Escrowed to Maturity Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(St. Catherine University)
Series 7-Q 5.00% 10/1/25-22 §	325,000	$357,016
Series 7-Q 5.00% 10/1/26-22 §	280,000	307,583
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Nova Classical Academy Project)
Series A 6.625% 9/1/42-21 §	1,500,000	1,594,080
St. Paul Housing & Redevelopment Authority Hospital Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	275,000	340,389
Series A 5.00% 11/15/30-25 §	205,000	253,745
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/30-24 §	500,000	578,180
Series A 5.00% 1/1/33-24 §	750,000	867,270
Series A 5.00% 1/1/34-24 §	450,000	520,362
Series A 5.00% 1/1/40-24 §	2,000,000	2,312,720

		8,739,228

Special Tax Revenue Bonds — 5.25%
Minneapolis Revenue
(YMCA Greater Twin Cities Project)
4.00% 6/1/31	250,000	268,632
Minneapolis Tax Increment Revenue
(Grant Park Project)
4.00% 3/1/27	200,000	203,572
4.00% 3/1/30	260,000	262,902
(Village of St. Anthony Falls Project)
4.00% 3/1/24	700,000	711,991
4.00% 3/1/27	650,000	658,021
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	4,005,000	4,209,415
Series A-1 5.00% 7/1/58	275,000	293,618
Series A-2 4.536% 7/1/53	3,000,000	3,110,310
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	600,000	707,652

		10,426,113

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

State General Obligation Bonds — 7.00%
Commonwealth of Puerto Rico
(Public Improvement)
Series B 5.75% 7/1/38 ‡	920,000	$652,050
Minnesota
Series A 5.00% 8/1/27	750,000	918,675
Series A 5.00% 8/1/29	1,000,000	1,219,450
Series A 5.00% 8/1/33	660,000	857,096
Series A 5.00% 8/1/34	2,185,000	2,830,012
Series D 5.00% 8/1/26	1,000,000	1,267,680
Series D 5.00% 8/1/27	1,000,000	1,265,680
Series E 5.00% 10/1/26	1,085,000	1,382,170
(Various Purposes)
Series A 5.00% 8/1/32	1,915,000	2,239,497
Series A 5.00% 8/1/38	1,000,000	1,277,780

		13,910,090

Transportation Revenue Bonds — 6.51%
Minneapolis – St. Paul Metropolitan Airports Commission Revenue
(Senior)
Series A 5.00% 1/1/32	1,245,000	1,509,948
Series C 5.00% 1/1/46	185,000	216,927
(Subordinate)
Series A 5.00% 1/1/32	500,000	559,680
Series A 5.00% 1/1/49	1,500,000	1,811,685
Series B 5.00% 1/1/29	2,130,000	2,243,359
Series B 5.00% 1/1/44 (AMT)	4,000,000	4,794,760
Series B 5.00% 1/1/49 (AMT)	1,500,000	1,786,665

		12,923,024

Water & Sewer Revenue Bonds — 1.17%
Metropolitan Council General Obligation Wastewater Revenue (Minneapolis – St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	965,000	1,149,006
Series C 4.00% 3/1/32	1,000,000	1,183,200

		2,332,206

Total Municipal Bonds (cost $187,836,551)		194,377,096

	Principal amount	Value (US $)

Short-Term Investments — 0.70%

Variable Rate Demand Notes — 0.70%¤
Minneapolis Health Care System Revenue
(Fairview Health Services) Series C
0.03% 11/15/48 (LOC – Wells Fargo Bank N.A.)	200,000	$200,000
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Children’s Hospitals and Clinics)
Series A-1 0.02% 8/15/37 (AGM) (SPA – US Bank N.A.)	1,100,000	1,100,000
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Revenue
(Allina Health System)
Series B-1 0.02% 11/15/35 (LOC – JPMorgan Chase Bank N.A.)	100,000	100,000

Total Short-Term Investments (cost $1,400,000)		1,400,000

Total Value of Securities—98.57% (cost $189,236,551)		$195,777,096

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2020, the aggregate value of Rule 144A securities was $5,900,806, which represents 2.97% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

‡	Non-income producing security. Security is currently in default.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 8 in “Notes to financial statements.”

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of August 31, 2020.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

LLC – Limited Liability Corporation

LOC – Letter of Credit

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

Summary of abbreviations: (continued)

N.A. – National Association

SPA – Stand-by Purchase Agreement

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities	August 31, 2020

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Assets:
Investments, at value*	$573,899,257	$86,792,346	$195,777,096
Cash	153,994	31,761	836,801
Interest receivable	6,736,350	924,630	2,236,011
Receivable for fund shares sold	350,286	150,250	240,053

Total Assets	581,139,887	87,898,987	199,089,961

Liabilities:
Distribution payable	311,554	40,160	116,406
Investment management fees payable to affiliates	235,628	16,964	82,889
Payable for fund shares redeemed	215,387	4,000	173,653
Distribution fees payable to affiliates	100,988	11,839	38,595
Dividend disbursing and transfer agent fees and expenses payable to non-affiliates	32,531	5,877	13,733
Accounting and administration fees payable to non-affiliates	31,250	15,014	18,664
Reports and statements to shareholders expenses payable to affiliates	24,864	6,799	10,546
Other accrued expenses	18,368	5,658	11,607
Audit and tax fees payable	5,500	5,500	5,500
Dividend disbursing and transfer agent fees and expenses payable to affiliates	4,566	691	1,560
Trustees’ fees and expenses payable to affiliates	4,248	644	1,453
Accounting and administration expenses payable to affiliates	2,019	593	913
Legal fees payable to affiliates	1,018	154	348

Total Liabilities	987,921	113,893	475,867

Total Net Assets	$580,151,966	$87,785,094	$198,614,094

Net Assets Consist of:
Paid-in capital	$554,460,569	$84,302,908	$192,917,782
Total distributable earnings (loss)	25,691,397	3,482,186	5,696,312

Total Net Assets	$580,151,966	$87,785,094	$198,614,094

Statements of assets and liabilities

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Net Asset Value
Class A:
Net assets	$373,691,067	$57,787,863	$103,912,819
Shares of beneficial interest outstanding, unlimited authorization, no par	29,913,945	5,206,013	9,447,144
Net asset value per share	$12.49	$11.10	$11.00
Sales charge	4.50%	2.75%	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$13.08	$11.41	$11.52
Class C:
Net assets	$25,218,994	$5,148,739	$19,376,304
Shares of beneficial interest outstanding, unlimited authorization, no par	2,012,202	462,912	1,758,179
Net asset value per share	$12.53	$11.12	$11.02
Institutional Class:
Net assets	$181,241,905	$24,848,492	$75,324,971
Shares of beneficial interest outstanding, unlimited authorization, no par	14,511,385	2,237,750	6,850,315
Net asset value per share	$12.49	$11.10	$11.00
*Investments, at cost	$547,388,413	$83,140,600	$189,236,551

See accompanying notes, which are an integral part of the financial statements.

Statements of operations	Year ended August 31, 2020

			Delaware Minnesota
		Delaware Tax-Free	High-Yield
	Delaware Tax-Free	Minnesota	Municipal Bond
	Minnesota Fund	Intermediate Fund	Fund
Investment Income:
Interest	$19,581,428	$2,549,862	$7,302,458

Expenses:
Management fees	3,148,707	410,716	1,123,132
Distribution expenses - Class A	937,862	140,355	258,349
Distribution expenses - Class C	276,689	63,142	203,799
Dividend disbursing and transfer agent fees and expenses	346,297	52,347	140,085
Accounting and administration expenses	134,934	52,630	72,789
Registration fees	61,479	26,476	14,214
Legal fees	51,193	7,227	16,361
Reports and statements to shareholders expenses	51,011	12,647	20,458
Audit and tax fees	45,140	45,140	45,140
Trustees’ fees and expenses	33,434	4,744	11,765
Custodian fees	14,704	1,681	3,934
Other	55,037	20,920	34,205

	5,156,487	838,025	1,944,231
Less expenses waived	(458,373)	(173,534)	(172,639)
Less waived distribution expenses - Class A	—	(56,142)	—
Less expenses paid indirectly	(4,158)	(1,086)	(2,400)

Total operating expenses	4,693,956	607,263	1,769,192

Net Investment Income	14,887,472	1,942,599	5,533,266

Statements of operations

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	$932,823	$(68,890)	$180,719
Net change in unrealized appreciation (depreciation) of investments	(8,816,749)	(916,519)	(4,939,126)

Net Realized and Unrealized Loss	(7,883,926)	(985,409)	(4,758,407)

Net Increase in Net Assets Resulting from Operations	$7,003,546	$957,190	$774,859

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Minnesota Fund

	Year ended
	8/31/20	8/31/19
Increase (Decrease) in Net Assets from Operations:
Net investment income	$14,887,472	$16,250,461
Net realized gain	932,823	422,779
Net change in unrealized appreciation (depreciation)	(8,816,749)	23,896,388

Net increase in net assets resulting from operations	7,003,546	40,569,628

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(10,479,934)	(11,013,173)
Class C	(567,741)	(674,498)
Institutional Class	(5,376,871)	(4,532,590)

	(16,424,546)	(16,220,261)

Capital Share Transactions:
Proceeds from shares sold:
Class A	30,564,638	34,266,180
Class C	2,044,174	3,098,448
Institutional Class	49,162,276	83,152,024

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	9,360,817	9,748,901
Class C	554,458	653,678
Institutional Class	3,892,433	3,221,296

	95,578,796	134,140,527

Statements of changes in net assets

Delaware Tax-Free Minnesota Fund

	Year ended
	8/31/20	8/31/19
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(47,198,375)	$(63,834,709)
Class C	(6,825,961)	(10,695,643)
Institutional Class	(37,945,871)	(44,007,882)

	(91,970,207)	(118,538,234)

Increase in net assets derived from capital share transactions	3,608,589	15,602,293

Net Increase (Decrease) in Net Assets	(5,812,411)	39,951,660

Net Assets:
Beginning of year	585,964,377	546,012,717

End of year	$580,151,966	$585,964,377

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Minnesota Intermediate Fund

	Year ended
	8/31/20	8/31/19
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,942,599	$2,179,205
Net realized gain (loss)	(68,890)	5,373
Net change in unrealized appreciation (depreciation)	(916,519)	2,996,731

Net increase in net assets resulting from operations	957,190	5,181,309

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,346,270)	(1,593,527)
Class C	(98,584)	(156,332)
Institutional Class	(497,364)	(428,375)

	(1,942,218)	(2,178,234)

Capital Share Transactions:
Proceeds from shares sold:
Class A	8,419,718	5,671,277
Class C	635,657	898,626
Institutional Class	11,917,665	8,405,771

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,146,384	1,357,246
Class C	94,088	149,449
Institutional Class	463,348	397,172

	22,676,860	16,879,541

Statements of changes in net assets

Delaware Tax-Free Minnesota Intermediate Fund

	Year ended
	8/31/20	8/31/19
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(6,850,828)	$(12,485,742)
Class C	(2,655,009)	(2,719,349)
Institutional Class	(5,203,976)	(3,186,459)

	(14,709,813)	(18,391,550)

Increase (decrease) in net assets derived from capital share transactions	7,967,047	(1,512,009)

Net Increase in Net Assets	6,982,019	1,491,066

Net Assets:
Beginning of year	80,803,075	79,312,009

End of year	$87,785,094	$80,803,075

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Minnesota High-Yield Municipal Bond Fund

	Year ended
	8/31/20	8/31/19
Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,533,266	$5,310,882
Net realized gain (loss)	180,719	(149,752)
Net change in unrealized appreciation (depreciation)	(4,939,126)	9,364,456

Net increase in net assets resulting from operations	774,859	14,525,586

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(2,770,295)	(2,884,919)
Class C	(393,155)	(452,855)
Institutional Class	(2,354,836)	(1,963,896)

	(5,518,286)	(5,301,670)

Capital Share Transactions:
Proceeds from shares sold:
Class A	12,533,954	11,808,073
Class C	3,689,377	3,143,949
Institutional Class	28,268,095	31,389,740

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	2,475,879	2,586,210
Class C	369,511	420,887
Institutional Class	2,262,483	1,877,843

	49,599,299	51,226,702

Statements of changes in net assets

Delaware Minnesota High-Yield Municipal Bond Fund

	Year ended
	8/31/20	8/31/19
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(12,513,039)	$(14,747,115)
Class C	(5,297,308)	(5,154,694)
Institutional Class	(28,132,087)	(14,980,335)

	(45,942,434)	(34,882,144)

Increase in net assets derived from capital share transactions	3,656,865	16,344,558

Net Increase (Decrease) in Net Assets	(1,086,562)	25,568,474

Net Assets:
Beginning of year	199,700,656	174,132,182

End of year	$198,614,094	$199,700,656

See accompanying notes, which are an integral part of the financial statements.

This page intentionally left blank.

Financial highlights

Delaware Tax-Free Minnesota Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.

[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended

8/31/20	8/31/19	8/31/18	8/31/17	8/31/16

$12.68	$12.14	$12.54	$12.87	$12.60

0.31	0.36	0.37	0.38	0.41
(0.16)	0.54	(0.34)	(0.32)	0.28

0.15	0.90	0.03	0.06	0.69

(0.31)	(0.36)	(0.37)	(0.39)	(0.42)
(0.03)	—	(0.06)	—	—

(0.34)	(0.36)	(0.43)	(0.39)	(0.42)

$12.49	$12.68	$12.14	$12.54	$12.87

1.30%	7.54%	0.26%	0.49%	5.52%

$373,691	$386,790	$390,477	$423,497	$481,066
0.85%	0.85%	0.85%	0.85%	0.85%

0.93%	0.93%	0.94%	0.95%	0.95%
2.53%	2.92%	2.99%	3.08%	3.25%

2.45%	2.84%	2.90%	2.98%	3.15%
15%	13%	16%	17%	15%

Financial highlights

Delaware Tax-Free Minnesota Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.

[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended

8/31/20	8/31/19	8/31/18	8/31/17	8/31/16

$12.72	$12.18	$12.58	$12.91	$12.64

0.22	0.27	0.28	0.29	0.32
(0.16)	0.54	(0.34)	(0.33)	0.27

0.06	0.81	(0.06)	(0.04)	0.59

(0.22)	(0.27)	(0.28)	(0.29)	(0.32)
(0.03)	—	(0.06)	—	—

(0.25)	(0.27)	(0.34)	(0.29)	(0.32)

$12.53	$12.72	$12.18	$12.58	$12.91

0.54%	6.73%	(0.49% )	(0.25% )	4.73%

$25,219	$29,933	$35,642	$51,045	$53,502
1.60%	1.60%	1.60%	1.60%	1.60%

1.68%	1.68%	1.69%	1.70%	1.70%
1.78%	2.17%	2.24%	2.33%	2.50%

1.70%	2.09%	2.15%	2.23%	2.40%
15%	13%	16%	17%	15%

Financial highlights

Delaware Tax-Free Minnesota Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.

[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

		Year ended

8/31/20	8/31/19	8/31/18	8/31/17	8/31/16

$12.68	$12.14	$12.54	$12.87	$12.59

0.34	0.39	0.40	0.41	0.45
(0.16)	0.54	(0.34)	(0.32)	0.28

0.18	0.93	0.06	0.09	0.73

(0.34)	(0.39)	(0.40)	(0.42)	(0.45)
(0.03)	—	(0.06)	—	—

(0.37)	(0.39)	(0.46)	(0.42)	(0.45)

$12.49	$12.68	$12.14	$12.54	$12.87

1.55%	7.81%	0.51%	0.75%	5.87%

$181,242	$169,241	$119,894	$88,826	$53,133
0.60%	0.60%	0.60%	0.60%	0.60%

0.68%	0.68%	0.69%	0.70%	0.70%
2.78%	3.17%	3.24%	3.33%	3.50%

2.70%	3.09%	3.15%	3.23%	3.40%
15%	13%	16%	17%	15%

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.

[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended

8/31/20	8/31/19	8/31/18	8/31/17	8/31/16

$11.25	$10.82	$11.17	$11.44	$11.22

0.27	0.31	0.30	0.31	0.33
(0.15)	0.43	(0.31)	(0.25)	0.22

0.12	0.74	(0.01)	0.06	0.55

(0.27)	(0.31)	(0.30)	(0.31)	(0.33)
—	—	(0.04)	(0.02)	—

(0.27)	(0.31)	(0.34)	(0.33)	(0.33)

$11.10	$11.25	$10.82	$11.17	$11.44

1.08%	7.00%	(0.01% )	0.55%	4.98%

$57,788	$55,918	$59,284	$68,934	$79,730
0.71%	0.71%	0.79%	0.84%	0.84%

1.02%	1.04%	1.00%	0.99%	0.97%
2.39%	2.87%	2.77%	2.79%	2.92%

2.08%	2.54%	2.56%	2.64%	2.79%
20%	19%	17%	22%	14%

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.

[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended

8/31/20	8/31/19	8/31/18	8/31/17	8/31/16

$11.27	$10.84	$11.19	$11.47	$11.24

0.17	0.22	0.21	0.22	0.24
(0.15)	0.43	(0.31)	(0.26)	0.23

0.02	0.65	(0.10)	(0.04)	0.47

(0.17)	(0.22)	(0.21)	(0.22)	(0.24)
—	—	(0.04)	(0.02)	—

(0.17)	(0.22)	(0.25)	(0.24)	(0.24)

$11.12	$11.27	$10.84	$11.19	$11.47

0.22%	6.09%	(0.86% )	(0.39% )	4.17%

$5,149	$7,167	$8,558	$11,885	$13,315
1.56%	1.56%	1.64%	1.69%	1.69%

1.77%	1.79%	1.75%	1.74%	1.72%
1.54%	2.02%	1.92%	1.94%	2.07%

1.33%	1.79%	1.81%	1.89%	2.04%
20%	19%	17%	22%	14%

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.

[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended

8/31/20	8/31/19	8/31/18	8/31/17	8/31/16

$11.25	$10.83	$11.17	$11.45	$11.22

0.28	0.33	0.32	0.33	0.35
(0.15)	0.42	(0.30)	(0.26)	0.23

0.13	0.75	0.02	0.07	0.58

(0.28)	(0.33)	(0.32)	(0.33)	(0.35)
—	—	(0.04)	(0.02)	—

(0.28)	(0.33)	(0.36)	(0.35)	(0.35)

$11.10	$11.25	$10.83	$11.17	$11.45

1.23%	7.06%	0.23%	0.61%	5.22%

$24,848	$17,718	$11,470	$18,800	$12,694
0.56%	0.56%	0.64%	0.69%	0.69%

0.77%	0.79%	0.75%	0.74%	0.72%
2.54%	3.02%	2.92%	2.94%	3.07%

2.33%	2.79%	2.81%	2.89%	3.04%
20%	19%	17%	22%	14%

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.
[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended

8/31/20	8/31/19	8/31/18	8/31/17	8/31/16

$11.21	$10.66	$10.88	$11.13	$10.84

0.29	0.32	0.32	0.33	0.36
(0.21)	0.55	(0.22)	(0.25)	0.29

0.08	0.87	0.10	0.08	0.65

(0.29)	(0.32)	(0.32)	(0.33)	(0.36)

(0.29)	(0.32)	(0.32)	(0.33)	(0.36)

$11.00	$11.21	$10.66	$10.88	$11.13

0.81%	8.33%	0.95%	0.84%	6.12%

$103,913	$103,487	$98,980	$98,491	$121,168
0.89%	0.89%	0.89%	0.89%	0.89%

0.97%	0.99%	0.99%	0.99%	0.98%
2.69%	2.97%	2.98%	3.08%	3.23%

2.61%	2.87%	2.88%	2.98%	3.14%
18%	12%	14%	19%	15%

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.

[2]	Amount is less than $0.005 per share.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended

8/31/20	8/31/19	8/31/18	8/31/17	8/31/16

$11.23	$10.68	$10.90	$11.15	$10.87

0.21	0.24	0.24	0.25	0.27
(0.21)	0.55	(0.22)	(0.25)	0.29

— [2]	0.79	0.02	— [2]	0.56

(0.21)	(0.24)	(0.24)	(0.25)	(0.28)

(0.21)	(0.24)	(0.24)	(0.25)	(0.28)

$11.02	$11.23	$10.68	$10.90	$11.15

0.05%	7.51%	0.19%	0.09%	5.22%

$19,376	$21,059	$21,651	$32,223	$35,751
1.64%	1.64%	1.64%	1.64%	1.64%

1.72%	1.74%	1.74%	1.74%	1.73%
1.94%	2.22%	2.23%	2.33%	2.48%

1.86%	2.12%	2.13%	2.23%	2.39%
18%	12%	14%	19%	15%

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.

[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended

8/31/20	8/31/19	8/31/18	8/31/17	8/31/16

$11.20	$10.66	$10.87	$11.12	$10.84

0.32	0.35	0.35	0.36	0.38
(0.20)	0.54	(0.21)	(0.25)	0.29

0.12	0.89	0.14	0.11	0.67

(0.32)	(0.35)	(0.35)	(0.36)	(0.39)

(0.32)	(0.35)	(0.35)	(0.36)	(0.39)

$11.00	$11.20	$10.66	$10.87	$11.12

1.15%	8.50%	1.30%	1.09%	6.28%

$75,325	$75,155	$53,501	$44,805	$31,206
0.64%	0.64%	0.64%	0.64%	0.64%

0.72%	0.74%	0.74%	0.74%	0.73%
2.94%	3.22%	3.23%	3.33%	3.48%

2.86%	3.12%	3.13%	3.23%	3.39%
18%	12%	14%	19%	15%

Notes to financial statements
Delaware Funds® by Macquarie Minnesota municipal bond funds	August 31, 2020

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Fund. Voyageur Intermediate Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Intermediate Fund. Voyageur Mutual Funds, Voyageur Tax-Free Funds, and Voyageur Intermediate Tax-Free Funds are each referred to as a Trust, or collectively, as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund (each a Fund, or together, the Funds). Each Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offer Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 2.75% for Delaware Tax-Free Minnesota Intermediate Fund. Class A share purchases of $250,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00%, if redeemed during the first year, and 0.50% during the second year for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 0.75% for Delaware Tax-Free Minnesota Intermediate Fund, if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Trust’s Board of Trustees (each, a Board, or collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Boards.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under

Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the year ended August 31, 2020 and for all open tax years (years ended August 31, 2017–August 31, 2019), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the year ended August 31, 2020, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included

Notes to financial statements

Delaware Funds® by Macquarie Minnesota municipal bond funds

1. Significant Accounting Policies (continued)

under “Less expenses paid indirectly.” For the year ended August 31, 2020, each Fund earned the following amounts under this arrangement:

Fund	Custody Credits

Delaware Tax-Free Minnesota Fund	$3,690
Delaware Tax-Free Minnesota Intermediate Fund	1,005
Delaware Minnesota High-Yield Municipal Bond Fund	2,222

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended August 31, 2020, each Fund earned the following amounts under this arrangement:

Fund	Earnings Credits

Delaware Tax-Free Minnesota Fund	$468
Delaware Tax-Free Minnesota Intermediate Fund	81
Delaware Minnesota High-Yield Municipal Bond Fund	178

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund

On the first $500 million	0.5500%	0.5000%	0.5500%
On the next $500 million	0.5000%	0.4750%	0.5000%
On the next $1.5 billion	0.4500%	0.4500%	0.4500%
In the excess of $2.5 billion	0.4250%	0.4250%	0.4250%

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any distribution and service (12b-1) fees, taxes, interest, acquired fund fees and expenses, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed the following percentage of each Fund’s average daily net assets from September 1, 2019 through

August 31, 2020.* These waivers and reimbursements may be terminated only by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.

Fund	Operating expense limitation as a percentage of average daily net assets

Delaware Tax-Free Minnesota Fund	0.60%
Delaware Tax-Free Minnesota Intermediate Fund	0.56%
Delaware Minnesota High-Yield Municipal Bond Fund	0.64%

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the year ended August 31, 2020, each Fund was charged for these services as follows:

Fund	Fees

Delaware Tax-Free Minnesota Fund	$23,932
Delaware Tax-Free Minnesota Intermediate Fund	6,828
Delaware Minnesota High-Yield Municipal Bond Fund	11,021

DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; and 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended August 31, 2020, each Fund was charged for these services as follows:

Fund	Fees

Delaware Tax-Free Minnesota Fund	$53,609
Delaware Tax-Free Minnesota Intermediate Fund	7,607
Delaware Minnesota High-Yield Municipal Bond Fund	18,869

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under

Notes to financial statements

Delaware Funds® by Macquarie Minnesota municipal bond funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

“Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class C shares. DDLP has contracted to waive Delaware Tax-Free Minnesota Intermediate Fund’s Class A shares 12b-1 fee to 0.15% of average daily net assets from September 1, 2019 through August 31, 2020.** The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the year ended August 31, 2020, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Fund	Fees

Delaware Tax-Free Minnesota Fund	$17,067
Delaware Tax-Free Minnesota Intermediate Fund	2,578
Delaware Minnesota High-Yield Municipal Bond Fund	6,143

For the year ended August 31, 2020, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Fund	Commissions

Delaware Tax-Free Minnesota Fund	$26,419
Delaware Tax-Free Minnesota Intermediate Fund	3,914
Delaware Minnesota High-Yield Municipal Bond Fund	9,196

For the year ended August 31, 2020, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

Fund	Class A	Class C

Delaware Tax-Free Minnesota Fund	$11,663	$585
Delaware Tax-Free Minnesota Intermediate Fund	2,136	394
Delaware Minnesota High-Yield Municipal Bond Fund	202	1,107

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the year ended August 31, 2020, were executed by each Fund pursuant to procedures adopted by the Boards designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At their regularly scheduled meetings, the Boards review such transactions for compliance with the procedures adopted by the Boards. Pursuant to these procedures, for the year ended August 31, 2020, the Funds engaged in the following Rule 17a-7 securities purchases and securities sales, which resulted in net realized gains (losses) as follows:

	Purchases	Sales	Net realized gain (loss)

Delaware Tax-Free Minnesota Fund	$30,345,289	$20,969,732	$(543,316)
Delaware Tax-Free Minnesota Intermediate Fund	13,399,508	6,998,309	51,674
Delaware Minnesota High-Yield Municipal Bond Fund	13,078,149	13,542,941	429,455

*For Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, the aggregate contractual waiver period covering this report is from December 28, 2018 through December 28, 2020. For Delaware Tax-Free Minnesota Intermediate Fund, the aggregate contractual waiver period covering this report is from December 28, 2018 through December 28, 2020.

**For Delaware Tax-Free Minnesota Intermediate Fund Class A shares, the aggregate contractual waiver period covering this report is from December 28, 2018 through December 28, 2020.

3. Investments

For the year ended August 31, 2020, each Fund made purchases and sales of investment securities other than short-term investments as follows:

Fund	Purchases	Sales

Delaware Tax-Free Minnesota Fund	$88,635,235	$111,434,127
Delaware Tax-Free Minnesota Intermediate Fund	24,731,521	16,309,116
Delaware Minnesota High-Yield Municipal Bond Fund	38,287,730	35,147,130

Notes to financial statements

Delaware Funds® by Macquarie Minnesota municipal bond funds

3. Investments (continued)

The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments, but approximates the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At August 31, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for each Fund were as follows:

Fund	Cost of investments	Aggregate unrealized appreciation of investments	Aggregate unrealized depreciation of investments	Net unrealized appreciation of investments

Delaware Tax-Free Minnesota Fund	$547,560,824	$30,862,437	$(4,524,004)	$26,338,433
Delaware Tax-Free Minnesota Intermediate Fund	83,138,581	4,042,090	(388,325)	3,653,765
Delaware Minnesota High-Yield Municipal Bond Fund	189,290,759	9,005,320	(2,518,983)	6,486,337

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3	–	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of August 31, 2020:

Delaware Tax-Free Minnesota Fund

Level 2
Securities
Assets:
Municipal Bonds	$567,649,257
Short-Term Investments	6,250,000

Total Value of Securities	$573,899,257

Delaware Tax-Free Minnesota Intermediate Fund

Level 2
Securities
Assets:
Municipal Bonds	$85,612,346
Short-Term Investments	1,180,000

Total Value of Securities	$86,792,346

Delaware Minnesota High-Yield Municipal Bond Fund

Level 2
Securities
Assets:
Municipal Bonds	$194,377,096
Short-Term Investments	1,400,000

Total Value of Securities	$195,777,096

During the year ended August 31, 2020, there were no transfers into or out of Level 3 investments. Each Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

Notes to financial statements

Delaware Funds® by Macquarie Minnesota municipal bond funds

3. Investments (continued)

A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to that Fund’s net assets. During the year ended August 31, 2020, there were no Level 3 investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended August 31, 2020 and 2019 was as follows:

	Tax-exempt income	Ordinary income	Long-term capital gains	Total
Year ended August 31, 2020:
Delaware Tax-Free Minnesota Fund	$14,903,273	$843,521	$677,752	$16,424,546
Delaware Tax-Free Minnesota Intermediate Fund	1,942,218	—	—	1,942,218
Delaware Minnesota High-Yield Municipal Bond Fund	5,518,266	20	—	5,518,286
Year ended August 31, 2019:
Delaware Tax-Free Minnesota Fund	16,220,204	57	—	16,220,261
Delaware Tax-Free Minnesota Intermediate Fund	2,178,234	—	—	2,178,234
Delaware Minnesota High-Yield Municipal Bond Fund	5,301,651	19	—	5,301,670

5. Components of Net Assets on a Tax Basis

As of August 31, 2020, the components of net assets on a tax basis were as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Shares of beneficial interest	$554,460,569	$84,302,908	$192,917,782
Undistributed tax-exempt income	3,226	35,970	116,406
Qualified late year loss deferrals	(338,708)	—	—
Distributions payable	(311,554)	(40,160)	(116,406)
Capital loss carryforwards	—	(167,389)	(790,025)
Unrealized appreciation of investments	26,338,433	3,653,765	6,486,337

Net assets	$580,151,966	$87,785,094	$198,614,094

The differences between book basis and tax basis components of net assets are primarily attributable to tax treatment of market discount and premium on debt instruments and tax deferral of losses due to wash sales, as applicable.

Qualified late year ordinary and capital losses (including currency and specified gain (loss) items) represent losses realized from January 1, 2020 through August 31, 2020 and November 1, 2019 through August 31, 2020, respectively, that, in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At August 31, 2020, Delaware Minnesota High-Yield Municipal Bond Fund utilized $179,349 of capital loss carryforwards.

At August 31, 2020, capital loss carryforwards available to offset future realized capital gains were as follows:

	Loss carryforward character

	Short-term	Long-term	Total

Delaware Tax-Free Minnesota Intermediate Fund	$167,389	$—	$167,389
Delaware Minnesota High-Yield Municipal Bond Fund	790,025	—	790,025

At August 31, 2020, Delaware Tax-Free Minnesota Fund did not have any capital loss carryforwards.

Notes to financial statements

Delaware Funds® by Macquarie Minnesota municipal bond funds

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free Minnesota Fund		Delaware Tax-Free Minnesota Intermediate Fund		Delaware Minnesota High-Yield Municipal Bond Fund
	Year ended		Year ended		Year ended
	8/31/20	8/31/19	8/31/20	8/31/19	8/31/20	8/31/19
Shares sold:
Class A	2,470,484	2,812,545	760,322	521,273	1,132,737	1,091,129
Class C	162,787	252,325	58,542	82,541	332,654	291,127
Institutional Class	3,968,576	6,847,310	1,097,848	773,437	2,563,763	2,920,048

Shares issued upon reinvestment of dividends and distributions:
Class A	756,678	798,095	104,225	124,608	227,598	240,677
Class C	44,653	53,400	8,531	13,717	33,910	39,113
Institutional Class	314,844	263,476	42,075	36,374	208,101	174,526

	7,718,022	11,027,151	2,071,543	1,551,950	4,498,763	4,756,620

Shares redeemed:
Class A	(3,813,207)	(5,263,546)	(629,289)	(1,153,362)	(1,146,037)	(1,382,974)
Class C	(547,958)	(878,285)	(240,006)	(249,651)	(483,508)	(481,931)
Institutional Class	(3,120,080)	(3,637,252)	(476,666)	(294,820)	(2,628,916)	(1,406,980)

	(7,481,245)	(9,779,083)	(1,345,961)	(1,697,833)	(4,258,461)	(3,271,885)

Net increase (decrease)	236,777	1,248,068	725,582	(145,883)	240,302	1,484,735

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables above and on the “Statements of changes in net assets.” For the years ended August 31, 2020 and 2019, each Fund had the following exchange transactions:

	Exchange Redemptions		Exchange Subscriptions
	Class A Shares	Class C Shares	Class A Shares	Institutional Class Shares	Value
Delaware Tax-Free Minnesota Fund
8/31/20	73,750	57,333	55,209	76,105	$1,625,460
8/31/19	59,365	40,077	31,466	68,171	1,220,708
Delaware Tax-Free Minnesota Intermediate Fund
8/31/20	—	20,392	20,195	252	225,863
8/31/19	1,165	9,191	9,217	1,165	112,353
Delaware Minnesota High-Yield Municipal Bond Fund
8/31/20	4,022	46,853	45,608	5,405	559,234
8/31/19	26,086	44,298	9,709	60,819	745,406

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $220,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. On November 4, 2019, the Participants entered into an amendment to the agreement for a $250,000,000 revolving line of credit (Agreement). The Agreement was increased to $275,000,000 on May 6, 2020. The Agreement is to be used as described below and operates in substantially the same manner as the original agreement. The line of credit available under the Agreement expires on November 2, 2020.

Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on November 4, 2019.

The Funds had no amounts outstanding as of August 31, 2020, or at any time during the year then ended.

8. Geographic, Credit, and Market Risks

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Funds’ performance.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR risk is the risk that potential changes related to the use of the London interbank offered rate (LIBOR) could have adverse impacts on financial instruments that reference LIBOR. The potential abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other interbank offered rates (“IBORs”), such as the euro overnight index average (EONIA), which are also the subject of recent reform.

The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota, and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes.

The value of the Funds’ investments may be adversely affected by new legislation within the US state or territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the

Notes to financial statements

Delaware Funds® by Macquarie Minnesota municipal bond funds

8. Geographic, Credit, and Market Risks (continued)

risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At August 31, 2020, the percentages of each Fund’s net assets insured by bond insurers are listed below, and these securities have been identified in the “Schedules of investments.”

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Assured Guaranty Municipal Corporation	0.68%	1.81%	0.55%
National Public Finance Guarantee Corporation	0.83%	—	—
Total	1.51%	1.81%	0.55%

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), lower than Baa3 by Moody’s Investors Service Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest-bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”

9. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

In March 2017, FASB issued Accounting Standards Update (ASU), ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management has implemented ASU 2017-08 and determined that the impact of this guidance to each Fund’s net assets at the end of the period is not material.

In August 2018, FASB issued ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years,

Notes to financial statements

Delaware Funds® by Macquarie Minnesota municipal bond funds

10. Recent Accounting Pronouncements (continued)

beginning after December 15, 2019. At this time, Management is evaluating the implications of these changes on the financial statements.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As of the financial reporting period, Management is evaluating the impact of applying this ASU.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to August 31, 2020, that would require recognition or disclosure in the Funds’ financial statements.

Report of independent

registered public accounting firm

To the Board of Trustees of Voyageur Tax-Free Funds, Voyageur Intermediate Tax-Free Funds and Voyageur Mutual Funds and Shareholders of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Delaware Tax-Free Minnesota Fund (constituting Voyageur Tax-Free Funds), Delaware Tax-Free Minnesota Intermediate Fund (constituting Voyageur Intermediate Tax-Free Funds) and Delaware Minnesota High-Yield Municipal Bond Fund (one of the funds constituting Voyageur Mutual Funds) (hereafter collectively referred to as the “Funds”) as of August 31, 2020, the related statements of operations for the year ended August 31, 2020, the statements of changes in net assets for each of the two years in the period ended August 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of August 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2020 and each of the financial highlights for each of the five years in the period ended August 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

October 19, 2020

We have served as the auditor of one or more investment companies in Delaware Funds® by Macquarie since 2010.

Other Fund information (Unaudited)

Delaware Funds® by Macquarie Minnesota municipal bond funds

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Funds have adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated the Division Director of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Fund in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of each Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting each Fund’s acquisition of Illiquid investments if, immediately after the acquisition, each Fund would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if each Fund’s holdings of Illiquid assets exceed 15% of each Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing each Fund’s liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Funds during both normal and reasonably foreseeable stressed conditions; and (3) each Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of each Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 19-21, 2020, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from December 1, 2018 through March 31, 2020. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and each Fund’s liquidity needs. Each Fund’s HLIM is set at an appropriate level and the Funds complied with its HLIM at all times during the reporting period.

Tax Information

The information set forth below is for each Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Funds. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Funds to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended August 31, 2020, each Fund reports distributions paid during the year as follows:

	(A) Long-Term Capital Gains Distributions (Tax Basis)	(B) Ordinary Income Distributions (Tax Basis)	(C) Tax-Exempt Distributions (Tax Basis)	Total Distributions (Tax Basis)
Delaware Tax-Free Minnesota Fund	4.13%	5.13%	90.74%	100.00%
Delaware Tax-Free Minnesota Intermediate Fund	—	—	100.00%	100.00%
Delaware Minnesota High-Yield Municipal Bond Fund	—	—	100.00%	100.00%

(A), (B) and (C) are based on a percentage of each Fund’s total distributions.

Board consideration of Investment Advisory Agreements for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund at a meeting held on August 11-13, 2020

At a meeting held on August 11-13, 2020 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreements for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund (each, a “Fund” and together, the “Funds”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”), a series of Macquarie Investment Management Business Trust (“MIMBT”), included materials provided by DMC and its affiliates (collectively, “Macquarie Investment Management”) concerning, among other things, the

Other Fund information (Unaudited)

Delaware Funds® by Macquarie Minnesota municipal bond funds

Board consideration of Investment Advisory Agreements for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund at a meeting held on August 11-13, 2020 (continued)

nature, extent, and quality of services provided to the Funds; the costs of such services to the Funds; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, materials were provided to the Trustees in May 2020, including reports provided by Broadridge Financial Solutions (“Broadridge”). The Broadridge reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy, the structure of portfolio manager compensation, comparative client fee information, and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of each Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees and also received assistance and advice from an experienced and knowledgeable independent fund consultant, JDL Consultants, LLC (“JDL”). Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of services. The Board considered the services provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Funds; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Funds® by Macquarie (“Delaware Funds”); and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of DMC and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of certain favorable industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenses while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders through (a) each shareholder’s ability to: (i) exchange an investment in one Delaware Fund for the same class of shares in another Delaware Fund without a sales charge, or (ii) reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Funds, and (b) the privilege to combine holdings in other Delaware Funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Investment performance. The Board placed significant emphasis on the investment performance of the Funds in view of the importance of investment performance to shareholders. Although the Board considered performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for each Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Broadridge (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for each Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent, applicable, ended January 31, 2020. The Board’s objective is that each Fund’s performance for the 1-, 3-, and 5-year periods be at or above the median of its Performance Universe.

Delaware Tax-Free Minnesota Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional Minnesota municipal debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the third quartile of its Performance Universe. The report further showed that the Fund’s total return for the 3-, 5-, and 10-year periods was in the second quartile of its Performance Universe. The Board was satisfied with performance.

Delaware Tax-Free Minnesota Intermediate Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional “other states” intermediate municipal debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1- and 3-year periods was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the 5- and 10-year periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Delaware Minnesota High-Yield Municipal Bond Fund – Broadridge currently classifies the Fund as a Minnesota municipal debt fund. However, Management believes that it is more appropriate to include the Fund in the high yield municipal debt funds category, to provide a comparison to a representative peer group based on credit quality instead of a peer group based on state of issuance. Accordingly, the Broadridge report prepared for the Fund compares the Fund’s performance to two separate Performance Universes – one consisting of the Fund and all retail and institutional Minnesota municipal debt funds and the other consisting of the Fund and all retail and institutional high yield municipal debt funds. When compared to Minnesota municipal debt funds, the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the first quartile of its Performance Universe. When compared to high yield municipal debt funds, the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the fourth quartile of its Performance Universe. The Board observed that, when compared to other Minnesota municipal debt funds, the Fund’s performance was in line with the Board’s objective; however, when compared to other high yield municipal debt funds, the Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the numerous investment and performance reports and other information delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve comparative Fund performance and to meet the Board’s performance objective.

Comparative expenses. The Board considered expense data for the Delaware Funds. Management provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective

Other Fund information (Unaudited)

Delaware Funds® by Macquarie Minnesota municipal bond funds

Board consideration of Investment Advisory Agreements for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund at a meeting held on August 11-13, 2020 (continued)

management fees and total expense ratios of each Fund versus effective management fees and total expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. Each Fund’s total expenses were also compared with those of its Expense Group. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board’s objective is for each Fund’s total expense ratio to be competitive with those of the peer funds within its Expense Group.

Delaware Tax-Free Minnesota Fund – The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the second highest expenses of its Expense Group. The Board noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered waivers in place through December 2020 and various initiatives implemented by Management, such as the negotiation of lower fees for fund accounting and fund accounting oversight services, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Delaware Tax-Free Minnesota Intermediate Fund – The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Broadridge report.

Delaware Minnesota High-Yield Municipal Bond Fund – When compared to Minnesota municipal debt funds, the expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses in its Expense Group and its total expenses were in the quartile with the highest expenses of the Expense Group. When compared to high yield municipal debt funds, the expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of the Expense Group. The Board noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered fee waivers in place through December 2020 and various initiatives implemented by Management, such as the negotiation of lower fees for fund accounting, fund accounting oversight services, and custody, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Funds as a whole. Specific attention was given to the methodology used by DMC in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. As part of its work, the Board also reviewed a report prepared by JDL regarding MIMBT profitability as compared to certain peer fund complexes and the Independent Trustees met with JDL personnel to discuss DMC’s profitability in such context. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as each Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed each Fund’s advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. Although, as of March 31, 2020, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund had not reached a size at which they could take advantage of any breakpoints in the applicable fee schedule, the Board recognized that each Fund’s fee was structured so that, if the Fund increases sufficiently in size, then economies of scale may be shared. The Board noted that, as of March 31, 2020, Delaware Tax-Free Minnesota Fund’s assets exceeded the first breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by DMC and its affiliates, the schedule of fees under the Investment Management Agreement provides a sharing of benefits with the Fund and its shareholders.

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

Interested Trustee

Shawn K. Lytle[1] 610 Market Street Philadelphia, PA 19106 February 1970	President, Chief Executive Officer, and Trustee	President and Chief Executive Officer since August 2015 Trustee since September 2015	President — Macquarie Investment Management[2] (June 2015–Present) Regional Head of Americas — UBS Global Asset Management (April 2010–May 2015)	93	Trustee —UBS Relationship Funds, SMA Relationship Trust, and UBS Funds (May 2010–April 2015)

Independent Trustees

Jerome D. Abernathy 610 Market Street Philadelphia, PA 19106 July 1959	Trustee	Since January 2019	Managing Member, Stonebrook Capital Management, LLC (financial technology: macro factors and databases) (January 1993-Present)	93	None

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

Thomas L. Bennett 610 Market Street Philadelphia, PA 19106 October 1947	Chair and Trustee	Trustee since March 2005 Chair since March 2015	Private Investor (March 2004–Present)	93	None

Ann D. Borowiec 610 Market Street Philadelphia, PA 19106 November 1958	Trustee	Since March 2015	Chief Executive Officer, Private Wealth Management (2011–2013) and Market Manager, New Jersey Private Bank (2005–2011) — J.P. Morgan Chase & Co.	93	Director —Banco Santander International (October 2016–December 2019) Director — Santander Bank, N.A. (December 2016–December 2019)

Joseph W. Chow 610 Market Street Philadelphia, PA 19106 January 1953	Trustee	Since January 2013	Private Investor (April 2011–Present)	93	Director and Audit Committee Member — Hercules Technology Growth Capital, Inc. (July 2004–July 2014)

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

John A. Fry 610 Market Street Philadelphia, PA 19106 May 1960	Trustee	Since January 2001	President — Drexel University (August 2010–Present) President — Franklin & Marshall College (July 2002–June 2010)	93	Director; Compensation Committee and Governance Committee Member — Community Health Systems (May 2004–Present) Director — Drexel Morgan & Co. (2015–2019) Director and Audit Committee Member — vTv Therapeutics Inc. (2017–Present) Director and Audit Committee Member — FS Credit Real Estate Income Trust, Inc. (2018–Present) Director — Federal Reserve Bank of Philadelphia (January 2020–Present)

Lucinda S. Landreth 610 Market Street Philadelphia, PA 19106 June 1947	Trustee	Since March 2005	Private Investor (2004–Present)	93	None

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

Frances A. Sevilla-Sacasa 610 Market Street Philadelphia, PA 19106 January 1956	Trustee	Since September 2011	Private Investor (January 2017–Present) Chief Executive Officer —Banco Itaú International (April 2012–December 2016) Executive Advisor to Dean (August 2011–March 2012) and Interim Dean (January 2011–July 2011) — University of Miami School of Business Administration President — U.S. Trust, Bank of America Private Wealth Management (Private Banking) (July 2007-December 2008)	93

Trust Manager and Audit Committee Chair — Camden Property Trust

(August 2011–Present)

Director; Strategic

Planning and Reserves

Committee and Nominating

and Governance

Committee Member —

Callon Petroleum Company

(December 2019–Present)

Director; Audit Committee Member — Carrizo Oil & Gas, Inc. (March 2018–December 2019)

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

Thomas K. Whitford 610 Market Street Philadelphia, PA 19106 March 1956	Trustee	Since January 2013	Vice Chairman (2010–April 2013) — PNC Financial Services Group	93

Director — HSBC North America Holdings Inc.

(December 2013–Present)

Director — HSBC USA Inc.

(July 2014–Present)

Director — HSBC Bank USA, National Association

(July 2014–March 2017)

Director — HSBC Finance Corporation

(December 2013–April 2018)

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

Christianna Wood 610 Market Street Philadelphia, PA 19106 August 1959	Trustee	Since January 2019	Chief Executive Officer and President — Gore Creek Capital, Ltd. (August 2009–Present)	93

Director; Finance Committee and Audit Committee Member — H&R Block Corporation

(July 2008–Present)

Director; Investments Committee, Capital and Finance Committee, and Audit Committee Member — Grange Insurance (2013–Present)

Trustee; Chair of Nominating and Governance Committee and Audit Committee Member — The Merger Fund (2013–Present), The Merger Fund VL (2013–Present); WCM Alternatives: Event-Driven Fund (2013–Present), and WCM Alternatives: Credit Event Fund (December 2017–Present)

Director; Chair of Governance Committee and Audit Committee Member — International Securities Exchange (2010–2016)

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

Janet L. Yeomans 610 Market Street Philadelphia, PA 19106 July 1948	Trustee	Since April 1999	Vice President and Treasurer (January 2006–July 2012), Vice President — Mergers & Acquisitions (January 2003–January 2006), and Vice President and Treasurer (July 1995–January 2003) — 3M Company	93	Director; Personnel and Compensation Committee Chair; Member of Nominating, Investments, and Audit Committees for various periods throughout directorship — Okabena Company (2009–2017)

Officers

David F. Connor 610 Market Street Philadelphia, PA 19106 December 1963	Senior Vice President, General Counsel, and Secretary	Senior Vice President, since May 2013; General Counsel since May 2015; Secretary since October 2005	David F. Connor has served in various capacities at different times at Macquarie Investment Management.	93	None[3]

Daniel V. Geatens 610 Market Street Philadelphia, PA 19106 October 1972	Vice President and Treasurer	Vice President and Treasurer since October 2007	Daniel V. Geatens has served in various capacities at different times at Macquarie Investment Management.	93	None[3]

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

Richard Salus 610 Market Street Philadelphia, PA 19106 October 1963	Senior Vice President and Chief Financial Officer	Senior Vice President and Chief Financial Officer since November 2006	Richard Salus has served in various capacities at different times at Macquarie Investment Management.	93	None

1 Shawn K. Lytle is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

2 Macquarie Investment Management is the marketing name for Macquarie Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment manager, principal underwriter, and its transfer agent.

3 David F. Connor and Daniel V. Geatens serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant. Mr. Geatens also serves as the Chief Financial Officer of the Optimum Fund Trust, and he is the Chief Financial Officer and Treasurer for Macquarie Global Infrastructure Total Return Fund Inc.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 231-8002.

About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Funds®

by Macquarie

Philadelphia, PA

Jerome D. Abernathy

Managing Member

Stonebrook Capital

Management, LLC

Jersey City, NJ

Thomas L. Bennett

Chairman of the Board

Delaware Funds

by Macquarie

Private Investor

Rosemont, PA

Ann D. Borowiec

Former Chief Executive

Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice

President

State Street Corporation

Boston, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Lucinda S. Landreth

Former Chief Investment

Officer

Assurant, Inc.

New York, NY

Frances A.

Sevilla-Sacasa

Former Chief Executive

Officer

Banco Itaú International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Christianna Wood

Chief Executive Officer

and President

Gore Creek Capital, Ltd.

Golden, CO

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor

Senior Vice President,

General Counsel,

and Secretary

Delaware Funds

by Macquarie

Philadelphia, PA

Daniel V. Geatens

Vice President and

Treasurer

Delaware Funds

by Macquarie

Philadelphia, PA

Richard Salus

Senior Vice President and

Chief Financial Officer

Delaware Funds

by Macquarie

Philadelphia, PA

This annual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature. Each Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Funds® by Macquarie Internet Web site at www.delawarefunds.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

a. An understanding of generally accepted accounting principles and financial statements;

b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

d. An understanding of internal controls and procedures for financial reporting; and

e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d. Other relevant experience.

The registrant’s Board of Trustees has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

Jerome D. Abernathy
John A. Fry
Thomas K. Whitford, Chair
Christianna Wood

Item 4. Principal Accountant Fees and Services

(a) Audit fees.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $39,640 for the fiscal year ended August 31, 2020.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $40,400 for the fiscal year ended August 31, 2019.

(b) Audit-related fees.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2020.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $903,282 for the registrant’s fiscal year ended August 31, 2020. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures; group reporting and subsidiary statutory audits.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2019.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $909,000 for the registrant’s fiscal year ended August 31, 2019. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures; group reporting and subsidiary statutory audits.

(c) Tax fees.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $5,500 for the fiscal year ended August 31, 2020. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2020. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $5,500 for the fiscal year ended August 31, 2019. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2019. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

(d) All other fees.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended August 31, 2020.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2020. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended August 31, 2019.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2019. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

(e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Funds® by Macquarie.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $40,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $5,607,000 and $9,955,000 for the registrant’s fiscal years ended August 31, 2020 and August 31, 2019, respectively.

(h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

VOYAGEUR INTERMEDIATE TAX FREE FUNDS

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	November 3, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	November 3, 2020

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	November 3, 2020